ALLIANCE MUNICIPAL INCOME FUND

ANNUAL REPORT
OCTOBER 31, 1998

ALLIANCE CAPITAL




LETTER TO SHAREHOLDERS                           ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

December 28, 1998

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income Fund's fiscal reporting period ended October 31, 1998.

INVESTMENT RESULTS
The five portfolios of your Fund seek to provide the highest level of income exempt from federal and state personal income tax that is available without assuming undue risk. Throughout this report, we show your Fund's performance for each of its portfolios in various forms, including its Lipper rankings, Morningstar ratings, and net asset value (NAV) performance compared to its Lipper averages.


INVESTMENT RESULTS
Alliance Municipal Income Fund--Class A Shares

Period Ended October 31, 1998

                              1 YEAR       1 YEAR        3 YEAR        5 YEAR       10 YEAR        3 YEAR
                         FUND PORTFOLIO    LIPPER        LIPPER        LIPPER        LIPPER     MORNINGSTAR
PORTFOLIO                TOTAL RETURNS*  RANKINGS**    RANKINGS**    RANKINGS**    RANKINGS**    RATINGS***
-------------            --------------  ----------   -----------   -----------   -----------   -----------
National                       6.82%      158/239        24/197        20/138         12/74       4 stars
California                     8.20%       28/104          9/90          7/61          3/32       5 stars
New York                       7.31%        52/98          4/86          5/57          5/30       4 stars
Insured National               7.15%        27/51          3/45          2/30          3/17       3 stars
Insured California             7.60%        14/26          7/25          4/14           5/7       2 stars
Number of Funds in
  Morningstar Municipal
  Bond Fund Category                                                                                1,586


* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIOD SHOWN AND ARE BASED ON THE NET ASSET VALUE OF CLASS A SHARES AS OF OCTOBER 31, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. ADDITIONAL PERFORMANCE INFORMATION CAN BE FOUND ON PAGES 3 - 7.

** FUNDS IN THE LIPPER AVERAGES GENERALLY HAVE SIMILAR INVESTMENT OBJECTIVES TO THE FUND, ALTHOUGH SOME MAY HAVE DIFFERENT INVESTMENT POLICIES. AN INVESTOR CANNOT INVEST DIRECTLY IN AN AVERAGE.

*** MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF OCTOBER 31, 1998. EACH PORTFOLIO'S OVERALL, 5-YEAR, AND 10-YEAR MORNINGSTAR RETURNS WERE: NATIONAL 4 STARS, 3 STARS, 4 STARS; CALIFORNIA 4 STARS, 4 STARS, 4 STARS; NEW YORK 4 STARS, 3 STARS, 4 STARS; INSURED NATIONAL 2 STARS, 2 STARS, 2 STARS; AND INSURED CALIFORNIA 1 STAR, 1 STAR AND 1 STAR AMONG 1,586 MUNICIPAL BOND FUNDS FOR THE OVERALL PERIOD, 972 MUNICIPAL BOND FUNDS FOR THE 5-YEAR PERIOD, AND 366 MUNICIPAL BOND FUNDS FOR THE 10-YEAR PERIOD. THESE RATINGS MAY CHANGE MONTHLY AND ARE CALCULATED FROM EACH PORTFOLIO'S 3-, 5-, 10-YEAR AND OVERALL AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS PORTFOLIO PERFORMANCE BELOW 90-DAY TREASURY BILL RETURNS. IF THE PORTFOLIO SCORES IN THE TOP 10% OF ITS CLASS IT RECEIVES 5 STARS; IF IT FALLS IN THE NEXT 22.5% IT RECEIVES 4 STARS; A PLACE IN THE MIDDLE 35% EARNS IT 3 STARS; THOSE IN THE NEXT 22.5% RECEIVE 2 STARS; AND THE BOTTOM 10% GET 1 STAR. EACH PORTFOLIO'S SEC AVERAGE ANNUAL TOTAL RETURNS CAN BE FOUND ON PAGE 5.

MARKET OVERVIEW
The municipal bond market had an excellent year both on an absolute basis and relative to other sectors of the fixed income markets. The tax-exempt sector benefited from the same macroeconomic and market forces that drove the U.S. government bond market to levels not seen since the 1960s. Individual and institutional investors alike chose to invest in municipal bonds because of their sound credit quality, attractive taxable-equivalent yields, and an overall perception that municipals offer a "safe haven" in turbulent global markets. The absence of any significant tax reform legislation under consideration by the U.S. Congress has also helped market stability, unlike recent years when the Federal tax-exempt status of municipal bonds had been threatened.


1



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

Despite the strong performance of municipal bonds over the course of the past year, the yield ratio, or relationship of municipal bond yields to Treasury yields, has increased. Factors which have contributed to this relative underperformance versus Treasuries include the greater size, liquidity and overall attraction of U.S. government securities as a "safe haven" and continuing high levels of new issuance by states and municipalities. In fact, new supply for state and local debt issuance should reach record levels this year. Local governments are taking advantage of the opportunity to refinance older, higher coupon debt, as well as borrowing new money to fund infrastructure renovation and rebuilding projects.

INVESTMENT STRATEGY
Due to record low interest rates and narrow credit spreads between triple-A and triple-B rated debt, trading activity in the portfolios has been minimal. The performance continues to be very strong in all of the Fund's portfolios because, over the last several years, we have aggressively worked to lock in income and call protection. We have selectively added new non-rated positions to our single state portfolios, which offer substantial additional income for an acceptable incremental risk. For the most part, these investments are project-specific financings that we believe will benefit from future economic and demographic trends. An important part of the Fund's investment decision-making is the criteria that non-rated projects should have a high probability of receiving an investment-grade rating over time.

The credit fundamentals of state and local governments continue to improve. Through September, the strong domestic economy continued to benefit municipalities through better than projected sales tax and personal income tax collection, typically the largest single source of tax revenue. Empirical evidence of this continuing improvement in credit quality is that we are now in the twelfth consecutive quarter where municipal credit rating upgrades have exceeded downgrades, according to both Moody's and Standard & Poor's. In addition to the strong economy, rating agencies have recognized that many governmental entities now have financial forecasting and planning models which should help preserve strong credit quality through a recession, unlike the experience of the late 1980s.

MARKET OUTLOOK
We expect that over the short-term, market volatility will continue. New municipal debt issuance, due to dramatically lower interest rates, as well as less overall market liquidity, due to recent losses experienced by financial institutions, will most likely lead to downward pressure on municipal bond prices. At Alliance, we believe that any weakness caused by fundamental or technical changes in the market should provide an excellent buying opportunity. Looking ahead, we believe that inflation will not be a factor, municipal credit quality will continue to improve, and we will remain in a very positive environment for tax exempt market investors.

We appreciate your investment in Alliance Municipal Income Fund and look forward to reporting future investment results.

Sincerely,


John D. Carifa
Chairman and President


Susan P. Keenan
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

The five portfolios of Alliance Municipal Income Fund, by investing principally in high-yielding, predominantly medium quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax that is available without assuming undue risk. These securities generally offer current yields above those of higher quality municipal obligations.


HOW YOUR PORTFOLIO PERFORMED OVER THE PAST TWELVE MONTHS
_______________________________________________________________________________

The Portfolios' Class A share total returns for the 12-month period ended October 31, 1998 are shown below. For comparison, we have also shown returns for the overall municipal bond market, represented by the unmanaged state specific Lipper Municipal Debt Funds Average, for the 12-month, 5-year and 10-year periods ended October 31, 1998. Current yields and returns for Class B and Class C shares are on the next two pages.


INVESTMENT RESULTS
_______________________________________________________________________________

MUNICIPAL INCOME FUND--CLASS A SHARES COMPARED TO LIPPER MUNICIPAL DEBT FUNDS AVERAGE*
PERIOD ENDED OCTOBER 31, 1998

                      FUND PORTFOLIO
                      TOTAL RETURNS     LIPPER      LIPPER      LIPPER
                          (AT NAV)     AVERAGE     AVERAGE     AVERAGE
PORTFOLIO                12 MONTHS    12 MONTHS    5 YEARS    10 YEARS
---------             --------------  ---------    --------   ---------
National                    6.82%        7.12%       5.53%       7.70%
California                  8.20%        7.62%       5.73%       7.61%
New York                    7.31%        7.34%       5.28%       7.55%
Insured National            7.15%        7.19%       5.40%       7.43%
Insured California          7.60%        7.63%       5.65%       7.93%


* Total returns for the Fund's portfolios are based on the net asset value of Class A shares as of October 31, 1998. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results. The state specific Lipper Municipal Debt Funds Averages have generally similar investment objectives to your Fund's portfolios, although some may have different investment policies.


3



INVESTMENT RESULTS
AS OF OCTOBER 31, 1998                           ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                      NAV AND SEC TOTAL RETURNS
                     ---------------------------------------------------------
                                                                                             TAXABLE
                                                                                           EQUIVALENT
                          WITHOUT SALES CHARGE        WITH SALES CHARGEYIELD                 IN 36%
                     ----------------------------  ---------------------------   30 DAY    TAX BRACKET
PORTFOLIO             1 YEAR   5 YEAR   10 YEAR    1 YEAR   5 YEAR   10 YEAR   SEC YIELD*    (AT NAV)
----------           --------  -------  ---------  -------  -------  --------  ----------  -----------
NATIONAL
Class A                6.82%    6.29%    8.32%      2.23%    5.37%    7.85%       4.68%        8.16%
Class B                6.05%    5.55%    6.55%**    3.05%    5.55%    6.55%**     4.17%        7.17%
Class C                6.06%    5.56%    6.07%**    5.06%    5.56%    6.07%**     4.18%        7.19%
CALIFORNIA
Class A                8.20%    6.71%    8.39%      3.60%    5.80%    7.92%       4.50%        8.87%
Class B                7.46%    5.94%    6.91%**    4.46%    5.94%    6.91%**     3.98%        7.72%
Class C                7.36%    5.92%    6.47%**    6.36%    5.92%    6.47%**     3.99%        7.72%
NEW YORK
Class A                7.31%    6.14%    8.14%      2.73%    5.22%    7.68%       4.59%        8.91%
Class B                6.57%    5.36%    6.36%**    3.57%    5.36%    6.36%**     4.08%        7.68%
Class C                6.57%    5.36%    5.85%**    5.57%    5.36%    5.85%**     4.09%        7.68%
INSURED NATIONAL
Class A                7.15%    6.30%    8.14%      2.56%    5.38%    7.66%       4.00%        6.89%
Class B                6.48%    5.59%    6.63%**    3.48%    5.59%    6.63%**     3.47%        5.91%
Class C                6.48%    5.59%    6.13%**    5.48%    5.59%    6.13%**     3.48%        5.91%
INSURED CALIFORNIA
Class A                7.60%    6.00%    7.79%      3.01%    5.09%    7.32%       3.89%        7.72%
Class B                6.84%    5.20%    6.25%**    3.84%    5.20%    6.25%**     3.35%        6.51%
Class C                6.84%    5.20%    5.75%**    5.84%    5.20%    5.75%**     3.36%        6.51%


The Fund's investment results represent total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* SEC yields are based on SEC guidelines and are calculated on 30 days ended October 31, 1998.

**   For Portfolio share classes that are less than 10 years old, performance results are as of the inception date. Inception dates for each Portfolio are: all Class B shares 1/4/93; all Class C shares 5/3/93.


4



INVESTMENT RESULTS                               ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 1998)

                               1 YEAR      5 YEARS    10 YEARS
                              --------    --------    --------
NATIONAL PORTFOLIO
  Class A                       3.34%       5.34%       8.17%
  Class B                       4.21%       5.53%       6.71%*
  Class C                       6.13%       5.54%       6.22%*
CALIFORNIA PORTFOLIO
  Class A                       4.43%       5.80%       8.20%
  Class B                       5.34%       5.97%       7.04%*
  Class C                       7.34%       5.98%       6.63%*
NEW YORK PORTFOLIO
  Class A                       3.56%       5.21%       8.02%
  Class B                       4.44%       5.34%       6.47%*
  Class C                       6.44%       5.34%       5.97%*
INSURED NATIONAL PORTFOLIO
  Class A                       3.57%       5.38%       7.92%
  Class B                       4.55%       5.60%       6.77%*
  Class C                       6.55%       5.60%       6.28%*
INSURED CALIFORNIA PORTFOLIO
  Class A                       3.79%       5.04%       7.63%
  Class B                       4.66%       5.16%       6.37%*
  Class C                       6.66%       5.16%       5.89%*


SEC average annual total returns for the periods shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* For Portfolio share classes that are less than 10 years old, performance results are as of the inception date. Inception dates for each Portfolio are: all Class B shares 1/4/93; all Class C shares 5/3/93.


5



ALLIANCE MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT                   ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NATIONAL PORTFOLIO
10/31/88 TO 10/31/98
NATIONAL PORTFOLIO CLASS A AT NAV: $22,239
$25,000
$21,000
$17,000
$13,000
$9,000
NATIONAL PORTFOLIO CLASS A AT OFFERING: $21,295
LIPPER GENERAL MUNI FUNDS AVERAGE: $21,018
$10,000
10/31/88
10/31/98


INSURED NATIONAL PORTFOLIO
10/31/88 TO 10/31/98
INSURED NATIONAL PORTFOLIO CLASS A AT NAV: $21,864
$21,000
$18,000
$15,000
$12,000
$9,000
INSURED NATIONAL PORTFOLIO CLASS A AT OFFERING: $20,927
LIPPER INSURED MUNI FUNDS AVERAGE:
$20,495
$10,000
10/31/88
10/31/98


CALIFORNIA PORTFOLIO
10/31/88 TO 10/31/98
CALIFORNIA PORTFOLIO CLASS A AT NAV: $22,385
$24,000
$21,000
$18,000
$15,000
$12,000
$9,000
CALIFORNIA PORTFOLIO CLASS A AT OFFERING: $21,436
LIPPER CA MUNI FUNDS AVERAGE: $20,844
$10,000
10/31/88
10/31/98


6



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

INSURED CALIFORNIA PORTFOLIO
10/31/88 TO 10/31/98
INSURED CALIFORNIA PORTFOLIO CLASS A AT NAV: $21,170
$21,000
$18,000
$15,000
$12,000
$9,000
LIPPER INSURED CA MUNI FUNDS AVERAGE:$21,444
INSURED CALIFORNIA PORTFOLIO CLASS A AT OFFERING: $20,272
$10,000
10/31/88
10/31/98


NEW YORK PORTFOLIO
10/31/88 TO 10/31/98
NEW YORK PORTFOLIO CLASS A AT NAV: $21,879
$21,000
$18,000
$15,000
$12,000
$9,000
NEW YORK PORTFOLIO CLASS A AT OFFERING: $20,958
LIPPER NY MUNI FUNDS AVERAGE:$20,761
$10,000
10/31/88
10/31/98


These charts illustrate the total value of assumed $10,000 investments in each of Alliance Municipal Income Fund's Class A shares. The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments and assume the reinvestment of dividends and capital gains. Performance at NAV(net asset value) does not reflect sales charges which reduce total return figures. Performance for Class B and C shares will vary from the results shown in these illustrations due to differences in expenses charged to those classes. Results should not be considered representative of future gains or losses in capital value or dividend income.

The Lipper General Municipal Debt Funds Average reflects performance of 74 funds; the Lipper Insured Municipal Debt Funds Average reflects performance of 17 funds; the Lipper California Municipal Debt Funds Average reflects performance of 32 funds; the Lipper Insured California Municipal Debt Funds Average reflects performance of 7 funds; the Lipper New York Municipal Debt Funds Average reflects performance of 30 funds. The funds tracked by Lipper Analytical Services have generally similar investment objectives to the applicable Alliance Municipal Income Fund Portfolio, although some of the funds may have investment policies that are somewhat different than those of Alliance Municipal Income Fund.

When comparing an Alliance Municipal Income Fund Portfolio to the corresponding Lipper Average, you should note that the Portfolio's performance reflects the maximum sales charge of 4.25%, while no such sales charges are reflected in the performance of the Lipper Averages.


7



NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
          MUNICIPAL BONDS-101.9%
          LONG TERM MUNICIPAL BONDS-78.1%
          ARIZONA-3.1%
NR        Goodyear
          Assess Dist #1 (Palm Valley)
          Ser 96C
          7.25%, 7/01/16                         $4,125     $  4,535,355
AA-       Maricopa Cnty
          Util Rev (Citizen's Util)
          Ser 95 AMT
          6.20%, 5/01/30                          6,780        7,326,197
AA-       Mohave Cnty IDR
          (Cargill/No Star Steel Proj)
          Ser 95A AMT
          6.70%, 3/01/20                          4,255        4,777,556
AA-       Mohave Cnty IDR
          (Citizen's Util)
          Ser 93B AMT
          5.80%, 11/15/28                         2,000        2,082,980
NR        Scottsdale GO
          (McDowell Ranch) Ser 97
          6.50%, 7/15/22                          2,000        2,107,060
                                                            -------------
                                                              20,829,148

          CALIFORNIA-14.3%
AA-       California Poll Ctl Fin Auth
          PCR (Pacific Gas & Elec)
          Ser 93A AMT
          5.875%, 6/01/23                        12,145       12,733,668
Aaa       Encinitas Comm
          Fac Dist #1 (Encinitas Ranch)
          Ser 95A
          7.375%, 9/01/26 (b)                    22,900       27,248,710
NR        Fairfield Assess Dist
          (No Cordelia Imp Dist) Ser 93
          7.375%, 9/02/18                         2,380        2,469,393
AA-       Long Beach Harbor Rev
          Ser 93 AMT
          5.125%, 5/15/18                        17,325       17,415,956
NR        Los Angeles Cnty Comm
          Fac Dist #92-1 (Castaic
          Union SD/Northlake Proj) Ser 92
          9.00%, 10/01/19                         8,710        9,755,548
AAA       No Calif Trans Agy Elec Rev
          (Calif-Oregon Trans) MBIA
          Ser 93A VRN
          6.782%, 4/29/24                         5,000        5,359,150
AAA       Palm Springs COP
          Ser 91B ETM
          Zero coupon, 4/15/21                   23,025        7,116,107
NR        Riverside Cnty Assess
          Dist #161 (Winchester Prop)
          Ser 94C
          10.00%, 9/02/14                         5,355        5,597,314
Aaa       San Diego Comm
          Fac Dist #1
          (Miramar Ranch North) Ser 95B
          7.10%, 9/01/20 (b)                      7,000        8,437,940
                                                            -------------
                                                              96,133,786

          COLORADO-5.6%
Aaa       Arapahoe Cnty
          (E-470 Public Highway Auth)
          7.00%, 8/31/26 (b)                     11,830       14,241,072
BBB       Denver City & Cnty
          (Arpt Sys Rev) Ser 92C AMT
          6.75%, 11/15/22                         9,500       10,353,781
BB+       Denver City & Cnty Arpt Auth
          (United Airlines) Ser 92A AMT
          6.875%, 10/01/32                       11,775       12,726,067
                                                            -------------
                                                              37,320,920

          CONNECTICUT-1.6%
B+        Connecticut Dev Auth
          PCR (Conn Pwr & Light Co)
          Ser 93 AMT
          5.95%, 9/01/28                         11,000       11,062,370

          FLORIDA-8.3%
NR        Collier Cnty Comm
          Fac Dist (Fiddler's Creek) Ser 96
          7.50%, 5/01/18                          3,535        3,819,462
NR        Collier Cnty Comm
          Fac Dist (Heritage Greens) Ser 96
          8.25%, 5/01/18                          5,080        5,281,066
NR        Collier Cnty IDR
          (Southern St Util) Ser 96 AMT
          6.50%, 10/01/25                        10,605       11,398,572


8



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
AAA       Dade Cnty Arpt Rev
          (Miami Int'l)
          MBIA Ser 95B AMT
          6.00%, 10/01/24                        $4,710     $  5,168,000
AAA       Escambia Cnty HFA
          SFMR (Multi Cnty)
          GNMA Ser 95B AMT
          6.25%, 4/01/28                          1,135        1,199,445
AAA       Jacksonville Wtr & Swr
          (United Waterworks)
          AMBAC Ser 95 AMT
          6.35%, 8/01/25                          1,500        1,698,825
NR        Northern Palm Beach Cnty
          Imp Dist #9A (ABACOA) Ser 96A
          7.20%, 8/01/16                          5,000        5,518,350
          7.30%, 8/01/27                          6,130        6,762,800
NR        St. John's Cnty Comm Dev
          (Julington Creek Plantation) Ser 97
          6.70%, 5/01/07                          3,090        3,321,534
          7.125%, 5/01/19                         8,695        9,547,458
Baa2      Volusia Cnty Ed Fac Auth
          (Embry-Riddle Aero Univ)
          Ser 96A
          6.125%, 10/15/26 (b)                    1,820        1,979,960
                                                            -------------
                                                              55,695,472

          GEORGIA-5.2%
AAA       Atlanta
          Arpt Fac Rev MBIA AMT
          Zero coupon, 1/01/10                   60,535       34,548,535
          INDIANA-7.9%
BB+       Indianapolis Arpt Auth
          (United Airlines)
          Ser 95A AMT
          6.50%, 11/15/31                        49,410       53,106,856
          MARYLAND-0.2%
NR        Maryland Ind Dev Fin Auth Eco Dev
          (Med Waste Assoc) Ser 89 AMT
          8.75%, 11/15/10                         1,365        1,411,970

          MASSACHUSETTS-3.6%
AAA       Massachusetts Port Auth
          (Boston Fuel Corp)
          MBIA Ser 97 AMT
          6.00%, 7/01/36                         17,855       19,207,874
AAA       Massachusetts Port Auth
          (USAir Proj)
          MBIA Ser 96A AMT
          5.875%, 9/01/23                         4,495        4,804,256
                                                            -------------
                                                              24,012,130

          MICHIGAN-1.2%
AAA       Kent Cnty Arpt Rev
          (Kent Cnty Int'l) Ser 95 AMT
          6.10%, 1/01/25                          3,745        3,994,679
AA+       Michigan HDA
          SFMR (Mortgage Rev)
          Ser 96B AMT
          6.20%, 6/01/27                          1,200        1,268,220
A         Michigan Strategic Fund
          PCR (General Motors Corp) Ser 95
          6.20%, 9/01/20                          2,240        2,461,155
                                                            -------------
                                                               7,724,054

          MINNESOTA-2.3%
A         Bass Brook PCR
          (Minnesota Pwr & Light) Ser 92
          6.00%, 7/01/22                            930          980,992
AAA       Duluth GO
          Arpt Lease Rev
          Ser 95C AMT
          6.25%, 8/01/14                          3,735        4,021,176
AAA       Minneapolis HFA
          MFHR (Riverside Plaza Proj)
          GNMA Ser 98 AMT
          5.20%, 12/20/30                         4,900        4,884,516
AA+       Minnesota HFA
          SFMR (Home Mortgage)
          Ser 93-C2 AMT
          6.15%, 7/01/23                          2,245        2,337,920
AA+       Minnesota HFA
          SFMR (Home Mortgage)
          Ser 96F AMT
          6.30%, 1/01/28                            870          923,331
AA+       Rochester Hosp Rev
          (Mayo Med Ctr) Ser 92H
          8.32%, 11/15/15 (d)                     1,840        2,151,880
                                                            -------------
                                                              15,299,815


9



NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
          NEVADA-0.2%
AAA       Clark Cnty PFC
          (Las Vegas/Macarran Int'l Arpt)
          MBIA Ser 95A AMT
          6.25%, 7/01/01                        $ 1,000     $  1,063,150
          NEW HAMPSHIRE-2.3%
BB-       New Hampshire Fin Auth
          PCR (Pub Svc Co of NH)
          Ser 93E AMT
          6.00%, 5/01/21                          5,000        5,100,650
B+        New Hampshire IDA
          PCR (Conn Pwr & Light Co)
          Ser 86 AMT
          5.90%, 11/01/16                        10,000       10,036,800
                                                            -------------
                                                              15,137,450

          NEW JERSEY-1.3%
AAA       New Jersey Eco Dev Auth
          PCR (Pub Svc Elec & Gas)
          MBIA Ser 94A AMT
          6.40%, 5/01/32                            845          940,840
A+        New Jersey Eco Dev Auth
          Swr Rev (Anheuser-Busch)
          Ser 95 AMT
          5.85%, 12/01/30                         4,690        5,013,047
AAA       New Jersey Eco Dev Auth
          Wtr Fac (NJ American
          Wtr Co) FGIC AMT
          6.875%, 11/01/34                          950        1,091,094
AAA       Vineland
          Swr Rev (Landis Swr Auth)
          Ser 93C FGIC
          7.47%, 9/19/19 (d)                      1,625        1,977,349
                                                            -------------
                                                               9,022,330

          NEW YORK-3.4%
AAA       NYS Energy Res & Dev Auth
          PCR (NYS Elec & Gas)
          MBIA Ser 88A AMT
          5.95%, 12/01/27                         6,700        7,230,372
BBB       NYS Envir Fac Auth IDR
          (Occidental Petroleum)
          Ser 93A AMT
          5.70%, 9/01/28                          6,950        7,083,023
AA-       Port Auth of NY & NJ
          Cons Rev (95th Ser) AMT
          6.125%, 7/15/29                         8,110        8,726,522
                                                            -------------
                                                              23,039,917

          OHIO-5.8%
AAA       Cleveland Arpt Rev
          (Cleveland Int'l)
          FGIC Ser 94A AMT
          6.25%, 1/01/20                          6,990        7,631,053
AAA       Columbus Arpt Rev
          (Port Columbus Int'l)
          MBIA Ser 94A AMT
          6.25%, 1/01/24                          4,000        4,364,920
AAA       Cuyahoga Cnty Hosp Rev
          (Meridia Hlth Sys) Ser 95
          6.25%, 8/15/24                          2,600        2,992,392
BBB       Dayton Spec Fac
          (Emery Air Freight) Ser 96D AMT
          6.20%, 10/01/09                         4,810        5,202,159
BBB+      Ohio Air Quality Dev Auth
          PCR (Columbus So Pwr) Ser 85B
          6.25%, 12/01/20                         1,030        1,098,763
AA-       Ohio Air Quality Dev Auth
          PCR (Dayton Pwr & Light)
          Ser 92B
          6.40%, 8/15/27                          2,000        2,165,840
AAA       Ohio Air Quality Dev Auth
          PCR (JMG Funding/Ohio Pwr Co)
          AMBAC Ser 94B AMT
          6.375%, 4/01/29                         6,815        7,501,202
A         Ohio Wtr Dev Auth Solid Waste
          (North Star/BHP) AMT
          6.45%, 9/01/20                          4,330        4,737,540
Aa3       Toledo-Lucas Cnty Port
          Auth (Cargill Inc Proj)
          5.90%, 12/01/15 (b)                     3,000        3,178,470
                                                            -------------
                                                              38,872,339

          RHODE ISLAND-1.0%
AA+       Rhode Island Hsg & Mtg Fin Corp
          SFMR (Home Ownership)
          Ser 92-7A AMT
          6.75%, 10/01/25                         6,300        6,688,836

          TENNESSEE-0.2%
BBB       Memphis Shelby Cnty
          Spec Fac (Federal Express)
          Ser 93 AMT
          6.20%, 7/01/14                          1,000        1,069,440


10



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
          TEXAS-6.4%
BBB-      Alliance Arpt Auth
          Fac Imp (American Airlines)
          Ser 90 AMT
          7.50%, 12/01/29                       $11,690     $ 12,500,819
BB        Houston Arpt Rev
          (Continental Airlines)
          Ser 97B AMT
          6.125%, 7/15/27                         8,000        8,246,400
AAA       Houston Arpt Sys Rev
          FGIC Ser 98B AMT
          5.00%, 7/01/25                         23,000       22,242,380
                                                            -------------
                                                              42,989,599

          VIRGINIA-2.0%
A+        Giles Cnty IDR
          (Hoechst-Celanese Corp)
          Ser 96 AMT
          6.45%, 5/01/26                          2,320        2,572,416
AAA       Harrisonburg Redev & Hsg Auth
          MFHR (Greens of Salem Run)
          FSA Ser 97 AMT
          6.30%, 4/01/29                          2,670        2,890,222
AA        Henrico Cnty IDR
          (Henrico Cnty Reg Jail) Ser 94
          7.125%, 8/01/21                           805          940,610
A-        Henrico Cnty Swr Rev
          (Browning-Ferris) Ser 97A AMT
          5.875%, 3/01/17                         1,225        1,302,138
A-        Isle of Wight Cnty
          Solid Waste (Union Camp Corp)
          Ser 94 AMT
          6.55%, 4/01/24                          2,525        2,783,686
A+        James Cnty Swr Rev
          (Anheuser-Busch Proj)
          Ser 97 AMT
          6.00%, 4/01/32                          2,685        2,863,660
                                                            -------------
                                                              13,352,732

          WISCONSIN-2.2%
AAA       Wisconsin GO
          MBIA Ser 96B AMT
          6.20%, 11/01/26                        13,930       15,029,634
          TOTAL LONG TERM MUNICIPAL BONDS
            (cost $497,539,117)                              523,410,483
          SHORT TERM MUNICIPAL NOTES (C)-23.8%
          ARIZONA-0.7%
A-2       Tucson
          MFHR (Lincoln Garden Apts)
          Ser 89 VRDN
          4.65%, 2/01/06                         $4,425       $4,425,000

          CALIFORNIA-3.7%
A-2       Contra Costa Cnty
          MFHR (Park Regency Ptnrs)
          Ser 92A AMT VRDN
          4.05%, 8/01/32                         25,000       25,000,000

          CONNECTICUT-3.0%
A-2       Connecticut Dev Auth
          PCR (Exeter Energy Proj)
          Ser 89B AMT VRDN
          4.00%, 12/01/19                        12,400       12,400,000
A-2       Connecticut Dev Auth
          PCR (Exeter Energy Proj)
          Ser 89C AMT VRDN
          4.00%, 12/01/19                         7,500        7,500,000
                                                            -------------
                                                              19,900,000

          DISTRICT OF COLUMBIA-0.5%
VMIG-1    District of Columbia HFA
          MFHR (McLean Apts)
          Series 85A VRDN
          4.20%, 12/01/05 (b)                     3,390        3,390,000

          GEORGIA-2.4%
VMIG-1    Athens-Clarke Cnty IDR
          (Nakanishi Mfg Corp)
          Ser 88 AMT VRDN
          4.10%, 5/01/08 (b)                      8,000        8,000,000
VMIG-1    Rockdale Cnty IDR
          (Liochem Inc Proj)
          Ser 88 AMT VRDN
          4.60%, 3/01/03 (b)(d)                   8,000        8,000,000
                                                            -------------
                                                              16,000,000

          HAWAII-4.4%
VMIG-1    Hawaii HFA
          MFHR (Rental Hsg) Ser 90B VRDN
          4.20%, 7/01/25 (b)                     29,200       29,200,000


11



NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
          ILLINOIS-1.0%
A-2       Illinois Dev Fin Auth
          MFHR (Cobbler Square Proj)
          Ser 91 VRDN
          4.65%, 10/01/15                       $ 2,735     $  2,735,000
A-2       Illinois IDR
          (MTI Corp Proj)
          Ser 89 AMT VRDN
          4.00%, 1/01/09                          4,000        4,000,000
                                                            -------------
                                                               6,735,000

          KANSAS-1.8%
A-2       Wichita Cnty Hlth Fac
          (CSJ Health Sys) Ser 85 VRDN
          4.20%, 10/01/08                         5,400        5,400,000
          4.20%, 10/01/11                         6,800        6,800,000
                                                            -------------
                                                              12,200,000

          NEVADA-1.7%
A-1+      Clark Cnty IDR
          (Nevada Co-Generation Proj)
          Ser 92 AMT VRDN
          3.85%, 11/01/21                         2,700        2,700,000
A-2       Nevada HFA
          MFHR (Park Vista Apts)
          Ser 91 VRDN
          4.50%, 10/01/10                         8,800        8,800,000
                                                            -------------
                                                              11,500,000

          TENNESSEE-4.5%
P-1       Hamilton Cnty IDR
          (Komatsu Amer Mftg Co)
          Series 85 VRDN
          4.20%, 11/01/05 (b)                    $5,400       $5,400,000
A-1+      Volunteer State
          Student Loan Rev
          Ser 87A-1 AMT VRDN
          4.00%, 12/01/17                        14,000       14,000,000
A-1+      Volunteer State
          Student Loan Rev
          Ser 87A-2 AMT VRDN
          4.00%, 12/01/17                        10,600       10,600,000
                                                            -------------
                                                              30,000,000

          WASHINGTON-0.1%
NR        Washington IDR
          (Econ Revitialization Brd)
          Ser 87-1 AMT VRDN
          4.70%, 7/01/08                            945          945,000

          TOTAL SHORT TERM MUNICIPAL NOTES
            (cost $159,295,000)                              159,295,000

          TOTAL INVESTMENTS-101.9%
            (cost $656,834,117)                              682,705,483
          Other assets less liabilities-(1.9%)               (12,434,406)

          NET ASSETS-100%                                   $670,271,077


See footnote summary on page 23.
See Glossary of Terms on page 23.
See notes to financial statements.


12



INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
          MUNICIPAL BONDS-84.6%
          LONG TERM MUNICIPAL BONDS-63.1%
          ALASKA-15.6%
AAA       Alaska Hsg Fin Corp
          MFHR (Mtg Rev) MBIA Ser 96A
          6.05%, 12/01/17                       $ 1,875     $  1,993,912
AAA       Alaska Hsg Fin Corp
          SFMR (Mtg Rev) MBIA Ser 97A
          6.00%, 6/01/27                         25,000       26,381,000
          6.10%, 12/01/37                        10,000       10,574,400
                                                            -------------
                                                              38,949,312

          ARIZONA-3.1%
AAA       Maricopa Cnty
          Hosp Rev (Catholic Hlthcare West)
          MBIA Ser 93
          7.602%, 7/01/13 (d)                       950        1,061,891
AAA       Maricopa Cnty GO
          Kyrene Elem Sch Imp #28
          FGIC Ser 95B
          6.00%, 7/01/14                            205          221,472
AAA       Mesa
          (Lutheran Hlth Sys)
          MBIA Series 98A
          5.00%, 1/01/19                          3,100        3,068,721
AAA       Tempe
          MFHR (Quadrangles) FHA Ser 93
          6.25%, 6/01/26                          3,245        3,446,969
                                                            -------------
                                                               7,799,053

          CALIFORNIA-9.4%
AAA       Glendale Hlth Fac Rev
          (Glendale Mem Hosp)
          CONNIE LEE Ser 95A
          5.60%, 11/15/25                         2,000        2,080,420
AAA       Mojave Wtr Agy
          Imp Dist M (Morongo
          Basin Pipeline) FGIC Ser 96
          5.80%, 9/01/22                          5,000        5,508,950
AAA       No Calif Trans Agy Elec Rev
          (Calif-Oregon Trans)
          MBIA Ser 93A
          6.782%, 4/29/24 (d)                     6,600        7,074,078
AAA       Orange Cnty
          (Saddleback Valley Sch Dist)
          FSA Ser 95A
          5.65%, 9/01/17                         $2,000       $2,135,820
AAA       So Tahoe Joint Pwr Fin Auth
          Ser 95A CAP MAC
          5.75%, 10/01/25                         4,500        4,866,030
AAA       Univ of California Regents
          Hosp Rev (UCLA Med Ctr)
          MBIA Ser 94
          5.50%, 12/01/20                         1,685        1,759,089
                                                            -------------
                                                              23,424,387

          COLORADO-2.7%
AAA       Denver City & Cnty
          (Arpt Sys Rev) MBIA Ser 95A
          5.70%, 11/15/25                         6,375        6,829,920

          ILLINOIS-2.3%
AAA       Metro Pier & Expo Auth
          (McCormick Place Expo)
          FGIC Ser 93A
          Zero coupon, 6/15/19                   15,850        5,624,056

          MASSACHUSETTS-4.3%
AAA       Massachusetts HFA
          MFHR (Residential Dev)
          FNMA Coll Sec 8 Ser 92F
          6.25%, 11/15/12                         5,000        5,400,850
AAA       Massachusetts Hlth & Ed Fac
          Hosp Rev (New England Med Ctr) MBIA
          6.68%, 7/01/18 (d)                      2,085        2,181,806
AAA       Massachusetts Muni Wholesale Elec
          (Pwr Supply Sys) MBIA Ser 92A
          6.00%, 7/01/18                          2,895        3,060,768
                                                            -------------
                                                              10,643,424

          MICHIGAN-10.8%
AAA       Detroit Swr Sys Rev
          FGIC Ser 93A
          7.618%, 7/01/23 (d)                    10,510       11,935,891
AAA       Grand Rapids Swr Sys Rev
          MBIA Ser 92
          6.00%, 1/01/02                          1,220        1,326,494


13



INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
AAA       Kalamazoo Hosp Fin Auth
          Hosp Rev (Borgess Med Ctr)
          FGIC Ser 94A
          6.668%, 6/01/11 (d)                   $ 7,500     $  8,088,300
AAA       Michigan Strategic Fund
          PCR (Detroit Edison Co)
          MBIA Ser 95AA
          6.40%, 9/01/25                          3,785        4,254,416
AAA       Three Rivers GO
          Sch Dist MBIA Ser 96
          6.00%, 5/01/23                          1,205        1,368,639
                                                            -------------
                                                              26,973,740

          MINNESOTA-4.4%
Aaa       Eagan
          MFHR (Woodridge Apts) GNMA Ser 97A
          5.95%, 2/01/32 (b)                      1,030        1,099,927
Aaa       Little Canada
          MFHR (Cedars Lakeside Apt)
          GNMA Ser 97A
          5.95%, 2/01/32 (b)                      1,365        1,457,670
AAA       Minneapolis COP
          (Spec Sch Dist #1)
          MBIA Ser 96A
          5.90%, 2/01/17                          3,730        4,080,732
AAA       Minnesota HFA
          MFHR (Rental Hsg) MBIA Ser 95D
          6.00%, 2/01/22                          3,985        4,220,752
                                                            -------------
                                                              10,859,081

          NEBRASKA-1.4%
AAA       Nebraska Inv Fin Auth Hosp Rev
          (Bishop Clarkson Mem)
          MBIA Ser 91
          9.284%, 12/08/16 (d)                    3,000        3,572,970

          NEW YORK-2.8%
Aaa       Glen Cove IDR
          (The Regency at Glen Cove)
          Ser 92B ETM
          Zero coupon, 10/15/19 (b)              20,500        6,881,030

          VIRGINIA-5.4%
AAA       Harrisonburg Redev & Hsg Auth
          MFHR (Battery Heights
          Assoc) GNMA Ser 96A
          6.25%, 4/20/36                          5,185        5,605,452
AAA       Loudoun Cnty Hosp Rev
          (Loudoun Hosp Ctr) FSA Ser 95
          5.80%, 6/01/20                            985        1,065,977
AAA       Newport News
          Hlth Fac (Mennowood) GNMA Ser 96A
          6.25%, 8/01/36                          1,095        1,174,617
Aaa       Prince William Cnty
          Hosp Rev (Potomac Hosp Grp) Ser 95
          6.75%, 10/01/05 (b)                     2,250        2,661,885
AAA       Richmond Met Auth
          (Expressway Rev) FGIC Ser 92B
          6.25%, 7/15/22                          1,000        1,084,810
AAA       Russell Cnty
          PCR (Appalachian Pwr Co)
          MBIA Ser 98H
          5.00%, 11/01/21                         2,000        1,991,860
                                                            -------------
                                                              13,584,601

          WEST VIRGINIA-0.9%
AAA       West Virginia Pkwys Eco Dev
          (Parkway Rev) FGIC Ser 93
          7.626%, 5/16/19 (d)                     2,100        2,352,357

          TOTAL LONG TERM MUNICIPAL BONDS
            (cost $145,964,287)                              157,493,931

          SHORT TERM MUNICIPAL NOTES (C)-21.5%
          CALIFORNIA-4.7%
VMIG-1    Santa Clara Cnty Trans Auth
          (Refunding Equip Trust)
          AMBAC Ser 85A VRDN
          3.75%, 6/01/15 (b)                     11,800       11,800,000

          FLORIDA-4.9%
A-1+      Dade Cnty Wtr & Swr Sys Rev
          FGIC Ser 94 VRDN
          3.05%, 10/05/22                        12,100       12,100,000


14



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                       PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
          IOWA-3.2%
A-1+      Iowa Fin Auth Rev
          Hlth Fac (Burlington Med Ctr)
          FSA Ser 97 VRDN
          3.20%, 6/01/27                        $ 8,100     $  8,100,000

          KENTUCKY-4.8%
A-1+      Ohio Cnty
          PCR (Big River Elec Corp)
          AMBAC Ser 98 VRDN
          3.25%, 6/01/13                         12,000       12,000,000

          WISCONSIN-3.9%
A-1+      Wisconsin Hlth & Ed
          Hlth Fac (Felician Services)
          AMBAC Ser 97A VRDN
          3.20%, 1/01/20                          9,800        9,800,000

          TOTAL SHORT TERM MUNICIPAL NOTES
            (cost $53,800,000)                                53,800,000

          TOTAL INVESTMENTS-84.6%
            (cost $199,764,287)                              211,293,931
          Other assets less liabilities-15.4%                 38,451,363

          NET ASSETS-100%                                   $249,745,294


See footnote summary on page 23.
See Glossary of Terms on page 23.
See notes to financial statements.


15

NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
          MUNICIPAL BONDS-96.6%
          LONG TERM MUNICIPAL BONDS-84.0%
          FLORIDA-2.8%
NR        Collier Cnty Comm
          Fac Dist (Fiddler's Creek)
          Ser 96
          7.50%, 5/01/18                        $ 9,635     $ 10,410,328

          NEW YORK-81.2%
BBB+      Essex Cnty IDR
          (Int'l Paper) Ser 95A AMT
          5.80%, 12/01/19                         7,000        7,346,920
Aaa       Glen Cove IDR
          (The Regency at Glen Cove)
          Ser 92B ETM
          Zero coupon, 10/15/19 (b)              14,510        4,870,427
AAA       Islip Res Rec Agy
          AMBAC Ser 94B AMT
          6.125%, 7/01/12                         2,020        2,212,567
AAA       New York City GO
          MBIA Ser 93D
          6.00%, 5/15/11                          5,000        5,501,717
A-        New York City GO
          Ser 93A
          6.25%, 8/01/18                          4,025        4,334,643
A3        New York City GO
          Ser 93A
          6.25%, 8/01/18 (b)                      1,975        2,171,513
A-        New York City GO
          Ser 93D
          8.412%, 8/01/14 (d)                    10,000       11,512,400
A-        New York City GO
          Ser 96-J
A3        6.00%, 2/15/24 (b)                      2,065        2,339,686
A-        6.00%, 2/15/24                         11,515       12,425,261
A-        New York City GO
          Ser 97A
          6.25%, 8/01/17                         16,750       18,546,437
BBB-      New York City IDR
          (American Airlines)
          Ser 94 AMT
          6.90%, 8/01/24                         12,000       13,343,520
AAA       New York City IDR
          (Japan Airlines) FSA Ser 91 AMT
          6.00%, 11/01/15                         4,400        4,832,608
A         New York City IDR
          (Terminal One LP)
          Ser 94 AMT
          6.125%, 1/01/24                        36,500       38,944,040
AAA       Niagara Frontier Trans Arpt Rev
          (Gtr Buffalo Int'l)
          AMBAC Ser 94A AMT
          6.25%, 4/01/24                         16,125       17,572,702
AAA       NYS Energy Res & Dev Auth
          (Brooklyn Union Gas)
          MBIA AMT VRN
          7.792%, 7/08/26                         6,000        6,376,740
AAA       NYS Energy Res & Dev Auth
          (Brooklyn Union Gas)
          MBIA Ser 89B AMT
          6.75%, 2/01/24                          7,500        8,223,675
A+        NYS Energy Res & Dev Auth
          (Consolidated Edison)
          Ser 94A AMT
          7.125%, 12/01/29                       22,000       25,222,560
AAA       NYS Energy Res & Dev Auth
          (Rochester Gas & Elec) MBIA AMT
          6.50%, 5/15/32                          6,460        7,023,118
AAA       NYS Energy Res & Dev Auth
          PCR (NYS Elec & Gas)
          MBIA Ser 87A AMT
          6.15%, 7/01/26                         15,000       16,495,500
AAA       NYS Envir Fac Corp
          Wtr Fac (Spring Valley Wtr)
          AMBAC Ser 94A AMT
          6.30%, 8/01/24                         11,800       12,938,936
AAA       NYS HFA
          MFHR (Erie/Monroe Cnty Proj)
          AMBAC Ser 89B AMT
          7.55%, 11/01/29                         5,845        6,058,343
Aa        NYS HFA
          MFHR (Westchester/
          Onondaga/ Rockland Proj)
          Ser 92F AMT
          6.70%, 8/15/25 (b)                      6,000        6,410,880
Aa2       NYS Mtg Agy
          SFMR Ser 42 AMT
          6.65%, 4/01/26 (b)                      4,500        4,817,790


16



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
Aa2       NYS Mtg Agy
          SFMR Ser 46 AMT
          6.65%, 10/01/25 (b)                   $19,580     $ 21,055,940
AAA       Onondaga Cnty
          PCR (Bristol-Myers Squibb) AMT
          5.75%, 3/01/24                          4,000        4,440,200
AAA       Port Auth of NY & NJ
          (JFK Int'l Proj)
          MBIA Ser 97-6 AMT
          5.75%, 12/01/22                         9,905       10,767,825
AA-       Port Auth of NY & NJ
          Cons Rev (95th Ser) AMT
          6.125%, 7/15/29                         2,160        2,324,203
AAA       Port Auth of NY & NJ
          Cons Rev (96th Ser) FGIC AMT
          6.60%, 10/01/23                        10,000       11,238,300
AAA       Troy Hsg Dev Corp
          MFHR (Ninth St #2) FHA Ser 90B
          8.10%, 2/01/24                          3,475        3,919,800
AAA       Troy Hsg Dev Corp
          MFHR (T.U.R. Proj) FHA Ser 90C
          8.10%, 2/01/24                          3,700        4,173,600
                                                            -------------
                                                             297,441,851

          TOTAL LONG TERM MUNICIPAL BONDS
            (cost $281,458,191)                              307,852,179

          SHORT TERM MUNICIPAL NOTES (C)-12.6%
          NEW YORK-12.6%
A-1       Franklin Cnty IDR
          (KES Chateaugay LP)
          Ser 91A AMT VRDN
          4.20%, 7/01/21                          2,800        2,800,000
VMIG-1    Islip IDR
          (Radiation Dynamics)
          Ser 88A AMT VRDN
          3.725%, 1/01/09 (b)                     6,000        6,000,000
A-1+      Long Island Pwr Auth
          Elec Sys Rev Ser 98-1 VRDN
          3.00%, 5/01/33                          3,800        3,800,000
A-2       New York City Cultural
          Resources Trust
          (The Jewish Museum) Ser 92 VRDN
          3.65%, 12/01/21                         5,925        5,925,000
A-1+      New York City GO
          Ser F-6 VRDN
          3.00%, 2/15/18                          4,000        4,000,000
A-2       New York City IDR
          (Nippon Cargo Air Proj)
          Ser 92 AMT VRDN
          4.25%, 11/01/15                        16,100       16,100,000
A-1+      NYS Energy Res & Dev Auth
          PCR (Niagara Mohawk) Ser 85A VRDN
          3.70%, 7/01/15                          3,300        3,300,000
A-1+      Syracuse
          (Syracuse Univ Proj) Ser 93 VRDN
          3.70%, 3/01/23                          4,400        4,400,000
                                                            -------------
                                                              46,325,000

          TOTAL SHORT TERM MUNICIPAL NOTES
            (cost $46,325,000)                                46,325,000

          TOTAL INVESTMENTS-96.6%
            (cost $327,783,191)                              354,177,179
          Other assets less liabilities-3.4%                  12,328,666

          NET ASSETS-100%                                   $366,505,845


See footnote summary on page 23.
See Glossary of Terms on page 23.
See notes to financial statements.


17



CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
          CALIFORNIA MUNICIPAL BONDS-98.1%
          LONG TERM MUNICIPAL BONDS-82.9%
NR        California Comm Dev Auth
          (San Diego Space & Science)
          Ser 96
          7.50%, 12/01/16                       $ 3,500     $  4,131,435
A+        California GO
          (Veterans Hsg) Ser 95 AMT
          6.40%, 2/01/20                         16,300       16,562,104
AAA       California HFA
          MFHR (Home Mtg Rev)
          MBIA Ser 91A AMT
          7.20%, 2/01/26                          3,450        3,655,516
AAA       California HFA
          MFHR (Home Mtg Rev)
          MBIA Ser 91C AMT
          7.00%, 8/01/23                          1,475        1,565,359
A+        California HFA
          MFHR (Multi-Unit Rental Hsg)
          Ser 92A AMT
          6.50%, 2/01/14                          4,865        5,167,360
AAA       California HFA
          SFMR (Home Mtg Rev)
          AMBAC Ser 96H AMT
          6.20%, 2/01/27                          8,000        8,504,000
AA-       California HFA
          SFMR (Home Mtg Rev)
          Ser 91G AMT
          7.05%, 8/01/27                          4,985        5,246,264
AA-       California HFA
          SFMR (Home Mtg Rev) Ser 94E AMT
          6.70%, 8/01/25                          9,325       10,010,574
AAA       California HFA
          SFMR (Home Mtg Rev)
          Ser 95A-2 AMT
          6.45%, 8/01/25                         13,400       14,263,764
A-        California Poll Ctl Fin Auth
          PCR (Keller Canyon/
          Browning-Ferris Ind) Asset Gty
          Ser 92 AMT
          6.875%, 11/01/27                        5,000        5,451,750
AA-       California Poll Ctl Fin Auth
          PCR (Pacific Gas & Elec)
          Ser 93A AMT
          5.875%, 6/01/23                        33,200       34,809,204
AA-       California Poll Ctl Fin Auth
          PCR (Pacific Gas & Elec)
          Ser 93B AMT
          5.85%, 12/01/23                        56,000       58,804,480
A+        California Poll Ctl Fin Auth
          PCR (San Diego Gas & Elec)
          Ser 93A-C AMT
          5.85%, 6/01/21                         32,335       33,949,810
A+        California Poll Ctl Fin Auth
          PCR (So Calif Edison)
          Ser 92B AMT
          6.40%, 12/01/24                        36,030       38,844,303
A+        Chula Vista
          PCR (San Diego Gas & Elec)
          Ser 92A AMT
          6.40%, 12/01/27                        28,240       30,853,330
Aaa       Contra Costa Cnty
          MFHR (Byron Park Proj)
          GNMA Ser 93A AMT
          6.40%, 1/20/31 (b)                     11,860       12,848,531
NR        Encinitas Comm Fac Dist #1
          (Encinitas Ranch) Ser 98A
          4.80%, 9/01/03                          1,835        1,856,139
          5.30%, 9/01/07                          2,295        2,321,851
          5.70%, 9/01/12                          4,270        4,310,181
          5.875%, 9/01/20                        10,020       10,118,998
          6.00%, 9/01/30                         21,170       21,378,313
NR        Encinitas Rec Rev
          (Encinitas Ranch Golf Course)
          Ser 96A
          7.75%, 9/01/26                         10,760       12,186,561
NR        Fontana Comm
          Fac Dist #2
          (Village of Heritage) Ser 98C
          6.375%, 9/01/17                         7,000        7,000,350
NR        Fontana Comm
          Fac Dist #3 (Hunters Ridge)
          Ser 90A
          8.70%, 10/01/15                         8,000        8,622,560
AAA       Fresno Comm
          Fac Dist #3 (Palm Bluffs)
          Ser 98
          4.75%, 9/01/05                          8,000        8,007,280
AAA       Los Angeles Cnty Arpt Rev
          (Ontario Int'l Arpt)
          FGIC Ser 96A AMT
          6.00%, 5/15/22                         12,780       14,118,705


18



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
NR        Los Angeles Cnty Comm
          Fac Dist #3 (Valencia/
          Newhall Area) Ser 95A
          7.125%, 9/01/20                       $ 5,500     $  6,045,215
NR        Los Angeles Cnty Comm
          Fac Dist #4 (Calabasas Area)
          Ser 92A
          7.65%, 9/01/17                          7,500        8,022,000
BB        Los Angeles Comm Redev
          MFHR (Grand Ctrl Proj)
          Ser 93A AMT
          5.85%, 12/01/26                         4,030        4,051,601
AAA       Los Angeles Harbor Rev
          MBIA Ser 96B AMT
          6.20%, 8/01/25                         10,000       11,164,000
AA        Los Angeles Harbor Rev
          Ser 95B AMT
          6.625%, 8/01/25                        24,000       26,352,000
NR        Novato Comm
          Fac Dist #94-1 (Hamilton Field)
          Ser 95 ETM
          7.375%, 9/01/25                        12,400       13,825,504
AAA       Orange Cnty Arpt Rev
          (John Wayne Int'l)
          MBIA Ser 93 AMT
          5.50%, 7/01/18                          4,500        4,667,040
Aaa       Orange Cnty Comm
          Fac Dist #87-2
          (Portola Hills) Ser 91A
          9.30%, 8/15/01(b)                       8,850       10,332,817
Aaa       Orange Cnty Comm
          Fac Dist #92-1 (Las Flores/
          Capistrano USD) Ser 97
          7.10%, 9/01/21(b)                       3,200        3,925,216
BBB-      Orange Cnty Sr Lien
          Foothill/Eastern Corridor
          Agy Ser 95A
          Zero coupon, 1/01/15                   18,500        8,058,230
          Zero coupon, 1/01/25                   15,000        3,788,850
          Zero coupon, 1/01/27                   10,000        2,273,700
          Zero coupon, 1/01/28                   10,000        2,157,200
AAA       Orange Cnty Sr Lien
          San Joaquin Hills Transp Corridor
          Ser 93 ETM
          Zero coupon, 1/01/17                   16,000        6,537,920
          Zero coupon, 1/01/19                   20,000        7,376,000
          Zero coupon, 1/01/20                   20,000        7,020,000
          Zero coupon, 1/01/21                   20,000        6,652,200
          Zero coupon, 1/01/23                   35,000       10,540,250
          Zero coupon, 1/01/25                   18,100        4,935,327
          Pre-refunded
          7.00%, 1/01/03                         13,400       15,319,148
AAA       Palm Springs COP
          Ser 91B ETM
          Zero coupon, 4/15/21                   30,000        9,271,800
AAA       Palm Springs Fin Auth Arpt Rev
          (Palm Springs Regional Arpt)
          MBIA Ser 92 AMT
          6.00%, 1/01/22                          6,860        7,307,889
A-        Port of Oakland
          (Mitsui OSK Lines) Ser 92A AMT
          6.80%, 1/01/19                          3,700        3,982,902
AAA       Port of Oakland
          MBIA Ser 92E AMT
          6.40%, 11/01/22                        23,370       25,673,581
          6.50%, 11/01/16                         8,000        8,852,080
NR        Riverside Comm
          Fac Dist #90-1
          (Highlander Proj) Ser 91A
          8.50%, 9/01/15                          2,000        2,224,720
AAA       Sacramento Cnty Arpt Sys Rev
          FGIC Ser 92A AMT
          6.00%, 7/01/20                         11,750       12,515,160
AAA       Sacramento Cnty Arpt Sys Rev
          MBIA Ser 96A AMT
          5.90%, 7/01/24                          5,050        5,537,224
NR        Sacramento Comm
          Fac Dist #97-01
          (No Natomas Proj) Ser 97A
          6.70%, 9/01/17                          6,805        7,184,175
          6.75%, 9/01/27                          9,370        9,930,607


19



CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
SP-1+     San Bernardino Cnty
          MFHR (Casa Del Rio Apts)
          Ser 98A AMT
          4.375%, 4/01/31                       $ 6,330     $  6,334,937
AAA       San Bernardino Cnty Solid Waste
          (Inland Empire) FSA Ser 96B AMT
          6.00%, 8/01/16                          2,500        2,769,400
AAA       San Francisco City &
          Cnty Int'l Arpt
          AMBAC Ser 94 II-6 AMT
          6.60%, 5/01/24                          5,000        5,633,750
AAA       San Francisco City &
          Cnty Int'l Arpt
          FGIC Ser 94 II-5 AMT
          6.50%, 5/01/24                         11,000       12,340,900
AAA       San Francisco City &
          Cnty Int'l Arpt
          FGIC Ser 96-II AMT
          6.25%, 5/01/26                          7,000        7,752,080
AAA       San Francisco City &
          Cnty Int'l Arpt
          MBIA Ser 10A AMT
          5.70%, 5/01/26                          9,385        9,978,695
AAA       San Francisco City &
          Cnty Int'l Arpt
          MBIA Ser 93 II-3 AMT
          6.10%, 5/01/13                          5,390        5,915,633
          6.20%, 5/01/20                         14,500       15,816,600
AAA       San Jose Arpt Rev
          (San Jose Arpt) FGIC Ser 93 AMT
          5.70%, 3/01/18                          8,825        9,331,908
AAA       So Calif HFA
          SFMR GNMA/FNMA Ser 91B AMT
          6.90%, 10/01/24                         1,530        1,617,118
AAA       So Calif HFA
          SFMR GNMA/FNMA Ser 92A AMT
          6.75%, 9/01/22                          1,265        1,339,395
BBB+      Westminster Redev Agy
          MFHR (Rose Garden Apt)
          Ser 93A AMT
          6.75%, 8/01/24                          1,000        1,061,660
NR        Winchester Hills Comm
          Fac Dist #98-1
          (Winchester Hills) Ser 98A
          6.30%, 9/01/18                          4,555        4,628,244
          6.375%, 9/01/28                         6,700        6,848,405
AAA       Yolo Cnty Hsg Auth
          MFHR (Waggener Ranch Apts)
          FHA Ser 91 AMT
          7.00%, 10/01/33                         9,000        9,776,610

          TOTAL LONG TERM MUNICIPAL BONDS
            (cost $657,317,919)                              731,258,413

          SHORT TERM MUNICIPAL NOTES (C)-15.2%
A-2       Assoc Bay Area Gov't IDR
          (Reliance Tech Service Inc)
          Ser 95A AMT VRDN
          4.10%, 10/01/19                         5,305        5,305,000
NR        Auburn IDR
          (Coherent Inc Proj)
          Ser 88 AMT VRDN
          4.20%, 10/01/08                         1,800        1,800,000
A-1+      California Comm Dev Auth
          MFHR (Terrace at Park Marino)
          Ser 97I AMT VRDN
          4.65%, 7/01/27                          7,355        7,355,000
VMIG-1    California Poll Ctl Fin Auth
          PCR (Taormina Inds Inc)
          Ser 96A AMT VRDN
          4.25%, 8/01/16 (b)                     14,300       14,300,000
A-1       California Poll Ctl Fin Auth
          Solid Waste Rev (Nummi Mfg)
          Ser 98A AMT VRDN
          4.10%, 4/01/18                          9,015        9,015,000
A-2       Contra Costa Cnty
          MFHR (Park Regency Ptnrs)
          Ser 92A AMT VRDN
          4.05%, 8/01/32                         29,100       29,100,000
A-1       Long Beach Res Rec Rev
          (Southeast Fac Auth Lease Rev)
          Ser 95A VRDN
          4.00%, 12/01/18                        24,700       24,700,000


20



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
A-1       Long Beach Res Rec Rev
          (Southeast Fac Auth Lease Rev)
          Ser 95B AMT VRDN
          4.05%, 12/01/18                       $ 7,100     $  7,100,000
VMIG-1    Los Angeles Cnty Comm Redev Agy
          MFHR (Skyline at Southpark)
          Ser 85 VRDN
          4.50%, 12/01/05 (b)                    11,000       11,000,000
VMIG-1    Los Angeles Cnty HFA
          MFHR (Sand Canyon Villas Proj)
          Ser 89A AMT VRDN
          4.65%, 11/01/09 (b)                     7,800        7,800,000
A-2       Ontario Redev Agy
          MFHR (Vineyard Village Proj)
          Ser 97A AMT VRDN
          4.60%, 9/01/27                          1,400        1,400,000
A-2       San Bernardino Cnty
          MFHR (Alta Park Apts)
          Series 89A VRDN
          4.55%, 5/01/06                          7,600        7,600,000
A-1       Santa Cruz Cnty HFA
          MFHR (Paloma Del Mar Apts)
          Ser 92A AMT VRDN
          4.15%, 6/01/22                          7,700        7,700,000

          TOTAL SHORT TERM MUNICIPAL NOTES
            (cost $134,175,000)                              134,175,000

          TOTAL INVESTMENTS-98.1%
            (cost $791,492,919)                              865,433,413
          Other assets less liabilities-1.9%                  17,059,434

          NET ASSETS-100%                                   $882,492,847


See footnote summary on page 23.
See Glossary of Terms on page 23.
See notes to financial statements.


21



INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
          CALIFORNIA MUNICIPAL BONDS-90.3%
          LONG TERM MUNICIPAL BONDS-80.7%
AAA       Alhambra COP
          Assess Dist #91-1 (Police Fac)
          AMBAC Ser 92
          6.75%, 9/01/23                        $ 5,000     $  5,458,550
AAA       Brea Pub Fin Auth
          Tax Alloc Redev (Proj B)
          MBIA Ser 91A
          7.00%, 8/01/15                          1,470        1,619,808
AAA       California HFA
          MFHR (Home Mtg Rev)
          AMBAC Ser 95A
          6.25%, 2/01/37                          5,000        5,377,100
AAA       Coronado Comm Dev Proj
          Tax Alloc FSA Ser 96
          6.00%, 9/01/26                          8,700        9,730,080
AAA       Fontana Pub Fin Auth
          Tax Alloc (No Fontana)
          MBIA Ser 93A
          5.625%, 9/01/24                         8,805        9,297,111
AAA       La Mirada Redev Agy
          Tax Alloc (Commercial Redev)
          FSA Ser 95B
          5.90%, 8/15/24                          5,000        5,475,650
Aa        Lancaster Redev Agy
          MFHR (High Valley Apts)
          FHA Ser 96A
          6.00%, 6/01/27 (b)                      4,170        4,395,305
AAA       Los Angeles Cnty
          Metro Trans Auth MBIA Ser 93A
          5.625%, 7/01/18                         3,000        3,158,610
AAA       Los Angeles Cnty Comm Redev
          Tax Alloc (Bunker Hill Proj)
          FSA Ser 93H
          5.60%, 12/01/28                         9,000        9,421,740
AAA       Los Angeles Cnty Trans Comm
          FGIC Ser 91B
          6.50%, 7/01/15                          5,000        5,421,800
AAA       Madera Cnty COP
          Hosp Rev (Valley Children's Hosp)
          MBIA Ser 95
          6.125%, 3/15/23                         4,000        4,571,840
AAA       Mojave Wtr Agy
          Imp Dist M (Morongo
          Basin Pipeline) FGIC Ser 96
          5.80%, 9/01/22                          5,000        5,508,950
AAA       No Calif Trans Agy Elec Rev
          (Calif-Oregon Trans)
          MBIA Ser 93A
          6.782%, 4/29/24 (d)                     7,650        8,199,499
AAA       Orange Cnty COP
          (Loma Ridge Data Ctr Proj) AMBAC
          6.00%, 6/01/21                          1,000        1,116,540
AAA       Orange Cnty Recovery
          MBIA Ser 96A
          6.00%, 7/01/26                          3,000        3,349,920
AAA       Palm Springs COP
          Ser 91B ETM
          Zero coupon, 4/15/21                   17,475        5,400,824
AAA       Rancho Wtr Dist Fin Auth
          AMBAC Ser 91
          9.174%, 8/17/21                         3,000        3,553,260
AAA       Redding COP
          Elec Sys Rev MBIA Ser 92A
          8.70%, 7/01/22 (d)                      2,000        2,731,600
AAA       Sacramento Cnty Arpt Sys Rev
          MBIA Ser 96B
          5.75%, 7/01/26                          3,260        3,554,345
AAA       Sacramento Muni Util Dist Elec Rev
          MBIA Ser 93E
          5.75%, 5/15/22                          5,000        5,354,400
AAA       San Bernardino Cnty Redev
          (Ontario Proj #1)
          MBIA Ser 93 ETM
          5.80%, 8/01/23                         10,000       10,534,000
AAA       San Bernardino Cnty Redev Agy
          Tax Alloc (Joint Pwr Fin)
          FSA Ser 95A
          5.75%, 9/01/25                          5,000        5,422,200
AAA       San Dimas Redev Agy
          (Creative Growth) FSA Ser 91A
          6.75%, 9/01/16                          1,000        1,091,990


22



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________


STANDARD                                      PRINCIPAL
& POOR'S                                        AMOUNT
RATINGS(A)                                       (000)           VALUE
-------------------------------------------------------------------------
AAA       San Francisco City &
          Cnty Int'l Arpt
          MBIA Ser 93 II-4
          6.00%, 5/01/14                        $ 5,000     $  5,488,950
AAA       Shasta Lake COP
          Elec Sys Rev FSA Ser 96-2
          6.00%, 4/01/16                          2,895        3,220,688

          TOTAL LONG TERM MUNICIPAL BONDS
            (cost $116,233,446)                              128,454,760

          SHORT TERM MUNICIPAL NOTES (C)-9.6%
A-1+      California Hlth Fac
          (Catholic Hlthcare)
          MBIA Ser 95B VRDN
          2.75%, 7/01/05                          1,392        1,392,000
A-1+      California Hlth Fac
          (Catholic Hlthcare)
          MBIA Ser 95D VRDN
          2.75%, 7/01/18                          3,000        3,000,000
A-1+      California Hlth Fac
          (Catholic Hlthcare)
          MBIA Ser 97B VRDN
          2.75%, 7/01/12                          2,300        2,300,000
A-1+      California Hlth Fac
          (Sutter Hlth)
          AMBAC Ser 96C VRDN
          3.60%, 7/01/22                          1,900        1,900,000
VMIG-1    Santa Clara Cnty Trans Auth
          (Equip Trust) AMBAC Ser 85A VRDN
          3.75%, 6/01/15 (b)                      4,700        4,700,000
A-1+      Westminster Redev Agy
          Tax Alloc (Westminster
          Comm Redev Proj #1)
          AMBAC Ser 97 VRDN
          2.85%, 8/01/27                          1,940        1,940,000

          TOTAL SHORT TERM MUNICIPAL NOTES
            (cost $15,232,000)                                15,232,000

          TOTAL INVESTMENTS-90.3%
            (cost $131,465,446)                              143,686,760
          Other assets less liabilities-9.7%                  15,385,579

          NET ASSETS-100%                                   $159,072,339


(a)  Unaudited.

(b)  Moody's or Fitch Rating.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms below.
     See notes to financial statements.

     Glossary of Terms:
     AMBAC        American Municipal Bond Assurance Corporation
     AMT          Alternative Minimum Tax - (subject to)
     CAP MAC      Capital Markets Assurance Corporation
     CONNIE LEE   Connie Lee Insurance Company
     COP          Certificate of Participation
     ETM          Escrow to Maturity
     FGIC         Financial Guaranty Insurance Company
     FHA          Federal Housing Administration
     FNMA         Federal National Mortgage Association
     FSA          Financial Security Assurance Inc.
     GNMA         Government National Mortgage Association
     GO           General Obligation
     HDA          Housing Development Authority
     HFA          Housing Finance Authority
     IDA          Industrial Development Authority
     IDR          Industrial Development Revenue
     MBIA         Municipal Bond Investors Assurance
     MFHR         Multi-Family Housing Revenue
     NR           Rating not applied for
     PCR          Pollution Control Revenue
     PFC          Passenger Facility Charge
     SFMR         Single Family Mortgage Revenue
     VRN          Variable Rate Note


23



STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1998                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                                   INSURED                                      INSURED
                                                    NATIONAL       NATIONAL       NEW YORK      CALIFORNIA     CALIFORNIA
                                                  -------------  -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value (cost:
  $656,834,117, $199,764,287, $327,783,191,
  $791,492,919 and $131,465,446, respectively)    $682,705,483   $211,293,931   $354,177,179   $865,433,413   $143,686,760
  Cash                                                 523,028             -0-            -0-            -0-         8,965
  Receivable for investment securities sold         15,137,417     39,225,416      7,278,349             -0-    13,996,756
  Interest receivable                                9,011,428      2,690,303      5,097,393     13,565,337      1,958,176
  Receivable for capital stock sold                  2,874,840        480,756      1,747,298      6,582,277        269,766
  Prepaid expenses                                      16,319             -0-            -0-            -0-            -0-
  Total assets                                     710,268,515    253,690,406    368,300,219    885,581,027    159,920,423

LIABILITIES
  Due to custodian                                          -0-       129,969        135,890        302,466             -0-
  Payable for investment securities purchased       37,060,183      3,083,422        300,000             -0-            -0-
  Payable for capital stock redeemed                 1,195,753         91,281        482,617        560,078        306,753
  Dividends payable                                    975,232        311,263        512,337      1,259,582        201,402
  Distribution fee payable                             349,963        105,156        186,361        415,666         67,558
  Advisory fee payable                                 113,316        105,369         46,383        221,882         74,361
  Unclaimed dividends                                   78,007             -0-            -0-        90,989         90,989
  Accrued expenses                                     224,984        118,652        130,786        237,517        107,021
  Total liabilities                                 39,997,438      3,945,112      1,794,374      3,088,180        848,084

NET ASSETS                                        $670,271,077   $249,745,294   $366,505,845   $882,492,847   $159,072,339

COMPOSITION OF NET ASSETS
  Capital stock, at par                           $     60,455   $     23,736   $     35,606   $     77,850   $     11,165
  Additional paid-in capital                       639,363,410    233,168,758    342,052,106    816,095,148    147,262,795
  Distributions in excess of net
    investment income                                 (975,232)      (311,263)      (512,337)    (1,259,582)      (201,402)
  Accumulated net realized gain (loss) on
  investment transactions                            5,951,078      5,334,419     (1,463,518)    (6,361,063)      (221,533)
  Net unrealized appreciation of investments        25,871,366     11,529,644     26,393,988     73,940,494     12,221,314
                                                  $670,271,077   $249,745,294   $366,505,845   $882,492,847   $159,072,339

  CLASS A SHARES
  Net assets                                      $364,429,067   $179,002,914   $207,031,109   $550,626,495   $113,102,277
  Shares of capital stock outstanding               32,858,456     17,008,406     20,112,620     48,572,911      7,938,630

  CLASS B SHARES
  Net assets                                      $197,517,045   $ 48,750,858   $114,739,197   $207,751,168   $ 29,957,373
  Shares of capital stock outstanding               17,822,146      4,636,134     11,147,483     18,327,393      2,102,376

  CLASS C SHARES
  Net assets                                      $108,324,965   $ 21,991,522   $ 44,735,539   $124,115,184   $ 16,012,689
  Shares of capital stock outstanding                9,774,873      2,091,206      4,346,057     10,949,973      1,123,743

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share        $11.09         $10.52         $10.29         $11.34         $14.25
  Sales charge--4.25% of public offering price             .49            .47            .46            .50            .63
  Maximum offering price                                $11.58         $10.99         $10.75         $11.84         $14.88

  CLASS B SHARES
  Net asset value and offering price per share          $11.08         $10.52         $10.29         $11.34         $14.25

  CLASS C SHARES
  Net asset value and offering price per share          $11.08         $10.52         $10.29         $11.33         $14.25


See notes to financial statements.


24



STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 1998                      ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                                   INSURED                                      INSURED
                                                    NATIONAL       NATIONAL       NEW YORK      CALIFORNIA     CALIFORNIA
                                                  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME
  Interest                                         $35,851,598    $12,566,395    $19,057,754    $45,102,922     $8,548,646

EXPENSES
  Advisory fee                                       3,969,624      1,508,814      2,106,298      4,932,710        843,236
  Distribution fee - Class A                         1,051,097        527,472        583,416      1,500,586        328,458
  Distribution fee - Class B                         1,890,577        459,261      1,042,356      1,844,807        296,948
  Distribution fee - Class C                           957,165        196,603        383,001      1,045,574        141,348
  Transfer agency                                      530,217        163,614        240,730        438,393         71,174
  Custodian                                            171,166         95,875        100,728        171,729         86,031
  Administrative                                        93,750         93,750         93,750         93,750         93,750
  Printing                                              74,708         18,698         35,877         84,366         12,850
  Registration                                          59,168         48,520         10,305         27,970          5,103
  Audit and legal                                       55,013         29,914         37,875         65,437         23,357
  Taxes                                                 41,701         17,268         20,250         52,245         10,351
  Directors' fees                                        6,503          6,503          6,503          6,503          6,503
  Miscellaneous                                          9,056          7,286          7,959         17,744          4,002
  Total expenses                                     8,909,745      3,173,578      4,669,048     10,281,814      1,923,111
  Less: advisory fee waived (see note B)            (2,699,344)      (301,762)    (1,600,787)    (2,565,009)            -0-
  Net expenses                                       6,210,401      2,871,816      3,068,261      7,716,805      1,923,111
  Net investment income                             29,641,197      9,694,579     15,989,493     37,386,117      6,625,535

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain on investment transactions      11,054,812      6,650,920      2,109,069      6,234,155        112,114
  Net change in unrealized appreciation of
  investments                                         (660,042)      (168,400)     4,593,642     16,056,939      4,135,620
  Net gain on investments                           10,394,770      6,482,520      6,702,711     22,291,094      4,247,734

NET INCREASE IN NET ASSETS FROM OPERATIONS         $40,035,967    $16,177,099    $22,692,204    $59,677,211    $10,873,269


See notes to financial statements.


25



STATEMENTS OF CHANGES IN NET ASSETS              ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                NATIONAL                INSURED NATIONAL
                                     ----------------------------  ----------------------------
                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     OCT. 31, 1998  OCT. 31, 1997  OCT. 31, 1998  OCT. 31, 1997
                                     -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income              $ 29,641,197   $ 31,030,710   $  9,694,579   $ 10,880,671
  Net realized gain on investment
    transactions                       11,054,812     14,826,601      6,650,920      4,944,358
  Net change in unrealized
    appreciation of investments          (660,042)     9,340,351       (168,400)     3,352,744
  Net increase in net assets from
    operations                         40,035,967     55,197,662     16,177,099     19,177,773

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                           (17,277,432)   (17,434,356)    (7,331,490)    (8,055,946)
    Class B                            (8,200,493)    (9,363,672)    (1,655,195)    (1,989,680)
    Class C                            (4,163,272)    (4,232,682)      (707,894)      (835,045)
  Distributions in excess of net
    investment income
    Class A                            (1,076,316)      (108,116)      (882,481)      (357,318)
    Class B                              (510,858)      (167,843)      (199,233)      (141,497)
    Class C                              (259,356)       (83,616)       (85,208)       (54,455)
  Net realized gain on investments
    Class A                                    -0-            -0-    (3,321,194)    (2,137,301)
    Class B                                    -0-            -0-      (878,080)      (675,181)
    Class C                                    -0-            -0-      (370,918)      (283,681)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)              51,860,472    (50,361,494)    13,768,898     (4,760,384)
  Total increase (decrease)            60,408,712    (26,554,117)    14,514,304       (112,715)

NET ASSETS
  Beginning of year                   609,862,365    636,416,482    235,230,990    235,343,705
  End of year                        $670,271,077   $609,862,365   $249,745,294   $235,230,990


See notes to financial statements.


26



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                            NEW YORK
                                                   ----------------------------
                                                     YEAR ENDED     YEAR ENDED
                                                   OCT. 31, 1998  OCT. 31, 1997
                                                   -------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                            $ 15,989,493   $ 15,977,835
  Net realized gain on investment transactions        2,109,069      4,174,320
  Net change in unrealizedappreciation of
    investments                                       4,593,642      9,967,051
  Net increase in net assets from operations         22,692,204     30,119,206

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                          (9,784,034)    (9,716,748)
    Class B                                          (4,539,871)    (4,491,417)
    Class C                                          (1,665,588)    (1,769,670)
  Distributions in excess of net
    investment income
    Class A                                            (329,150)      (212,191)
    Class B                                            (152,729)       (93,630)
    Class C                                             (56,033)       (39,023)
CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                            43,586,484     (8,015,166)
  Total increase                                     49,751,283      5,781,361

NET ASSETS
  Beginning of year                                 316,754,562    310,973,201
  End of year                                      $366,505,845   $316,754,562


See notes to financial statements.


27



STATEMENTS OF CHANGES IN NET ASSETS (CONT.)      ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                               CALIFORNIA               INSURED CALIFORNIA
                                     ----------------------------  ----------------------------
                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     OCT. 31, 1998  OCT. 31, 1997  OCT. 31, 1998  OCT. 31, 1997
                                     -------------  -------------  -------------  -------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income              $ 37,386,117   $ 36,702,496   $  6,625,535   $  6,928,892
  Net realized gain on investment
    transactions                        6,234,155      5,003,142        112,114      1,740,386
  Net change in unrealized
    appreciation of investments        16,056,939     24,720,704      4,135,620      3,440,458
  Net increase in net assets from
    operations                         59,677,211     66,426,342     10,873,269     12,109,736

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                           (24,897,286)   (24,763,762)    (4,943,558)    (5,193,881)
    Class B                            (7,973,937)    (7,675,192)    (1,139,926)    (1,166,553)
    Class C                            (4,514,894)    (4,263,542)      (542,051)      (567,563)
  Distributions in excess of net
    investment income
    Class A                            (1,151,725)      (117,642)      (287,347)       (38,493)
    Class B                              (368,867)       (23,966)       (66,259)          (254)
    Class C                              (208,855)       (10,658)       (31,507)            -0-

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)             134,072,838    (17,969,648)    10,150,493     (1,148,149)
  Total increase                      154,634,485     11,601,932     14,013,114      3,994,843

NET ASSETS
  Beginning of year                   727,858,362    716,256,430    145,059,225    141,064,382
  End of year                        $882,492,847   $727,858,362   $159,072,339   $145,059,225


See notes to financial statements.


28



NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. TAXES
It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Fund amortizes premiums, accretes original issue discounts and market discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.


29


NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, certain portfolios had permanent differences, primarily due to distributions in excess of net tax-exempt investment income which resulted in a net decrease in distributions in excess of net investment income and a corresponding decrease in additional paid-in capital for those portfolios. This reclassification had no effect on net assets.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the National, New York and California Portfolios pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of up to .625 of 1% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. Such fees are accrued daily and paid monthly.

For the year ended October 31, 1998, the Adviser voluntarily agreed to waive part of its advisory fee for the National, Insured National, New York and California Portfolios. The aggregate amounts of such fee waivers were:
$2,699,344, $301,762, $1,600,787 and $2,565,009 respectively. Pursuant to the advisory agreement, the Fund paid $463,427 to the Adviser representing the cost of certain legal and accounting services provided to each Portfolio by the Adviser.

Each Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: National Portfolio, $391,532; Insured National Portfolio, $102,684; New York Portfolio, $180,521; California Portfolio, $323,839 and Insured California Portfolio, $53,060 for the year ended October 31, 1998.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The amount of front-end sales charges received by the Distributor from sales of the respective Portfolio's Class A shares for the year ended October 31, 1998 were:
National Portfolio, $67,020; Insured National Portfolio, $5,051; New York Portfolio, $9,677; and, California Portfolio, $31,667. The amount of contingent deferred sales charge imposed upon redemptions by shareholders of Class A shares were: National Portfolio, $23,761; New York, $21,302; California Portfolio, $26,952; and Insured California, $22,605. Insured National Portfolio had no contingent deferred sales charges. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares were:
National Portfolio, $109,957; Insured National Portfolio, $30,044; New York Portfolio, $95,159; California Portfolio, $100,769; and Insured California Portfolio, $17,320. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares were:National Portfolio, $24,916; Insured National Portfolio, $2,888; New York Portfolio, $22,830; California Portfolio, $27,881; and Insured California, $2,687.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly.


30



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

PORTFOLIO                  CLASS B     CLASS C
---------                ----------   ---------
National                 $3,389,508   3,086,618
Insured National          1,969,302   1,028,413
New York                  3,508,627   1,552,297
California                5,195,159   2,883,110
Insured California        1,693,728     696,256


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the year ended October 31, 1998 were as follows:

PORTFOLIO                PURCHASES         SALES
---------              -------------   -------------
National               $290,511,652    $317,964,773
Insured National         45,186,769      89,564,394
New York                 55,168,744      55,884,899
California              165,882,973     152,140,944
Insured California               -0-      7,007,380


There were no purchases or sales of U.S. government and government agency obligations for the year ended October 31, 1998.

At October 31, 1998, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows:


                                          GROSS UNREALIZED              NET
                                   -----------------------------    UNREALIZED
                       TAX COST     APPRECIATION  (DEPRECIATION)   APPRECIATION
                    -------------  -------------  --------------  -------------
National            $656,834,117    $27,248,094    $(1,376,728)    $25,871,366
Insured National     199,764,287     11,537,846         (8,202)     11,529,644
New York             327,801,783     26,547,128       (171,732)     26,375,396
California           791,492,919     73,943,265         (2,771)     73,940,494
Insured California   131,465,446     12,221,314             -0-     12,221,314


NOTE E: TAXES
For Federal income tax purposes at October 31, 1998, the Fund had capital loss carryforwards for the following Portfolios: $1,444,926 expiring in 2003 for the New York Portfolio; $4,309,001 expiring in 2003 and $2,052,062 expiring in 2004 for the California Portfolio; and $221,533 expiring in 2002 for the Insured California Portfolio.


31



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE F: CAPITAL STOCK
There are 3,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 200,000,000 authorized shares. Transactions in capital stock were as follows:

                                      NATIONAL PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                         1998           1997          1998            1997
                    -------------  ------------  --------------  --------------
CLASS A
Shares sold            7,594,850     3,200,221    $ 83,693,512    $ 34,152,888
Shares issued in
  reinvestment of
  dividends and
  distributions          958,894       965,819      10,582,438      10,298,158
Shares converted
  from Class B           899,961       966,203       9,934,458      10,317,831
Shares redeemed       (6,731,237)   (5,936,090)    (74,127,641)    (63,228,325)
Net increase
  (decrease)           2,722,468      (803,847)   $ 30,082,767    $ (8,459,448)

CLASS B
Shares sold            4,004,496     2,028,317    $ 44,261,765    $ 21,665,451
Shares issued in
  reinvestment of
  dividends and
  distributions          532,635       595,412       5,876,000       6,345,911
Shares converted
  to Class A            (899,961)     (966,312)     (9,934,458)    (10,317,831)
Shares redeemed       (3,238,840)   (4,683,031)    (35,717,016)    (49,816,107)
Net increase (decrease)  398,330    (3,025,614)   $  4,486,291    $(32,122,576)

CLASS C
Shares sold            2,677,765     1,388,588    $ 29,579,521    $ 14,824,288
Shares issued in
  reinvestment of
  dividends and
  distributions          392,655       388,719       4,329,223       4,147,274
Shares redeemed       (1,506,893)   (2,709,926)    (16,617,330)    (28,751,032)
Net increase
  (decrease)           1,563,527      (932,619)   $ 17,291,414    $ (9,779,470)



                                   INSURED NATIONAL PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                         1998           1997          1998            1997
                    -------------  ------------  --------------  --------------
CLASS A
Shares sold            1,642,188     1,963,755    $ 17,152,883    $ 20,121,552
Shares issued in
  reinvestment of
  dividends and
  distributions          702,615       606,956       7,318,564       6,193,387
Shares converted
  from Class B           111,070        72,137       1,163,290         741,691
Shares redeemed       (1,706,766)   (1,983,414)    (17,848,065)    (20,244,010)
Net increase             749,107       659,434    $  7,786,672    $  6,812,620


32



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                    INSURED NATIONAL PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                         1998           1997          1998            1997
                    -------------  ------------  --------------  --------------
CLASS B
Shares sold            1,034,758       445,318    $ 10,829,842    $  4,550,886
Shares issued in
  reinvestment of
  dividends and
  distributions          190,011       189,204       1,977,801       1,928,668
Shares converted
  to Class A            (111,070)      (72,158)     (1,163,290)       (741,691)
Shares redeemed         (817,274)   (1,295,176)     (8,543,696)    (13,217,186)
Net increase
  (decrease)             296,425      (732,812)   $  3,100,657    $ (7,479,323)

CLASS C
Shares sold              402,996       607,973    $  4,220,683    $  6,236,279
Shares issued in
  reinvestment of
  dividends and
  distributions          115,304       100,042       1,200,682       1,023,363
Shares redeemed         (243,043)   (1,106,023)     (2,539,796)    (11,353,323)
Net increase
  (decrease)             275,257      (398,008)   $  2,881,569    $ (4,093,681)


                                         NEW YORK PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                         1998           1997          1998            1997
                    -------------  ------------  --------------  --------------
CLASS A
Shares sold            4,204,543     1,656,405    $ 43,008,797    $ 16,287,832
Shares issued in
  reinvestment of
  dividends and
  distributions          610,190       622,430       6,244,173       6,108,602
Shares converted
  from Class B            70,171        68,401         719,730         672,992
Shares redeemed       (2,761,081)   (2,933,918)    (28,246,100)    (28,752,201)
Net increase
  (decrease)           2,123,823      (586,682)   $ 21,726,600    $ (5,682,775)

CLASS B
Shares sold            2,973,222     1,571,739    $ 30,435,248    $ 15,455,527
Shares issued in
  reinvestment of
  dividends and
  distributions          336,709       335,027       3,444,476       3,289,276
Shares converted
  to Class A             (70,171)      (68,401)       (719,730)       (672,992)
Shares redeemed       (1,605,906)   (2,361,128)    (16,421,860)    (23,120,896)
Net increase
  (decrease)           1,633,854      (522,763)   $ 16,738,134    $ (5,049,085)


33



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                        NEW YORK PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                         1998           1997          1998            1997
                    -------------  ------------  --------------  --------------
CLASS C
Shares sold            1,797,741     1,428,234    $ 18,408,602    $ 14,035,181
Shares issued in
  reinvestment of
  dividends and
  distributions          185,639       199,225       1,897,746       1,958,524
Shares redeemed       (1,486,617)   (1,355,750)    (15,184,598)    (13,277,011)
Net increase             496,763       271,709    $  5,121,750    $  2,716,694



                                      CALIFORNIA PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                    YEAR ENDED       YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1998           1997          1998            1997
                    -------------  ------------  --------------  --------------
CLASS A
Shares sold           10,042,110     3,738,289    $112,726,624    $ 40,219,966
Shares issued in
  reinvestment of
  dividends and
  distributions        1,185,228     1,166,476      13,289,149      12,506,829
Shares converted
  from Class B           114,030       142,469       1,283,090       1,524,654
Shares redeemed       (5,372,737)   (5,919,965)    (60,189,528)    (63,313,282)
Net increase
  (decrease)           5,968,631      (872,731)   $ 67,109,335    $ (9,061,833)

CLASS B
Shares sold            5,018,694     2,222,122    $ 56,293,953    $ 23,864,126
Shares issued in
  reinvestment of
  dividends and
  distributions          488,172       443,701       5,472,448       4,759,751
Shares converted
  to Class A            (114,030)     (142,456)     (1,283,090)     (1,524,654)
Shares redeemed       (2,159,593)   (2,999,262)    (24,224,615)    (32,131,158)
Net increase
  (decrease)           3,233,243      (475,895)   $ 36,258,696    $ (5,031,935)

CLASS C
Shares sold            3,787,068     1,575,361    $ 42,523,071    $ 16,866,778
Shares issued in
  reinvestment of
  dividends and
  distributions          411,862       377,469       4,614,537       4,052,166
Shares redeemed       (1,466,724)   (2,319,763)    (16,432,801)    (24,794,824)
Net increase
  (decrease)           2,732,206      (366,933)   $ 30,704,807    $ (3,875,880)


34



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                  INSURED CALIFORNIA PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                    YEAR ENDED       YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1998           1997          1998            1997
                    -------------  ------------  --------------  --------------
CLASS A
Shares sold            1,208,098       579,093    $ 17,010,840    $  7,766,679
Shares issued in
  reinvestment of
  dividends and
  distributions          183,708       194,618       2,585,734       2,638,958
Shares converted
  from Class B            13,557        12,441         192,508         170,252
Shares redeemed         (930,895)     (903,548)    (13,086,251)    (12,186,021)
Net increase
  (decrease)             474,468      (117,396)   $  6,702,831    $ (1,610,132)

CLASS B
Shares sold              439,858       362,181    $  6,185,442    $  4,900,540
Shares issued in
  reinvestment of
  dividends and
  distributions           53,385        62,833         751,134         852,376
Shares converted
  to Class A             (13,557)      (12,440)       (192,508)       (170,252)
Shares redeemed         (392,027)     (391,053)     (5,515,049)     (5,261,290)
Net increase              87,659        21,521    $  1,229,019    $    321,374

CLASS C
Shares sold              251,196       145,518    $  3,555,671    $  1,971,410
Shares issued in
  reinvestment of
  dividends               38,215        35,557         537,625         482,604
Shares redeemed         (133,253)     (171,093)     (1,874,653)     (2,313,405)
Net increase             156,158         9,982    $  2,218,643    $    140,609


NOTE G: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 1998.


35



FINANCIAL HIGHLIGHTS                             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                  NATIONAL PORTFOLIO
                                            --------------------------------------------------------------
                                                                       CLASS A
                                            --------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of year            $10.94       $10.51       $10.45        $9.41       $11.05

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .55(b)       .57(b)       .58          .58          .57
Net realized and unrealized gain (loss)
  on investment transactions                     .18          .44          .06         1.04        (1.37)
Net increase (decrease) in net asset
  value from operations                          .73         1.01          .64         1.62         (.80)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.55)        (.58)        (.58)        (.58)        (.57)
Distributions in excess of net
  investment income                             (.03)          -0-          -0-          -0-        (.03)
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.24)
Total dividends and distributions               (.58)        (.58)        (.58)        (.58)        (.84)
Net asset value, end of year                  $11.09       $10.94       $10.51       $10.45        $9.41

TOTAL RETURN
Total investment return based on
  net asset value (c)                           6.82%        9.88%        6.32%       17.73%       (7.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $364,429     $329,540     $325,288     $338,311     $338,814
Ratios to average net assets of:
  Expenses, net of fee waivers                   .66%         .69%         .69%         .71%         .62%
  Expenses, before fee waivers                  1.08%        1.11%        1.10%        1.09%        1.09%
  Net investment income, net of
    fee waivers                                 4.98%        5.40%        5.55%        5.84%        5.61%
Portfolio turnover rate                           56%          72%         137%         118%         110%


See footnote summary on page 50.


36



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                   NATIONAL PORTFOLIO
                                            --------------------------------------------------------------
                                                                        CLASS B
                                            --------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of year            $10.94       $10.51       $10.45        $9.41       $11.05

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .46(b)       .50(b)       .51          .51          .50
Net realized and unrealized gain (loss)
  on investment transactions                     .19          .44          .06         1.04        (1.38)
Net increase (decrease) in net asset
  value from operations                          .65          .94          .57         1.55         (.88)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.46)        (.50)        (.51)        (.51)        (.50)
Distributions in excess of net
  investment income                             (.05)        (.01)          -0-          -0-        (.02)
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.24)
Total dividends and distributions               (.51)        (.51)        (.51)        (.51)        (.76)
Net asset value, end of year                  $11.08       $10.94       $10.51       $10.45        $9.41

TOTAL RETURN
Total investment return based on net
  asset value (c)                               6.05%        9.16%        5.61%       16.91%       (8.34)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $197,517     $190,530     $214,994     $252,357     $250,391
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.37%        1.40%        1.40%        1.42%        1.32%
  Expenses, before fee waivers                  1.79%        1.79%        1.81%        1.80%        1.80%
  Net investment income, net of
    fee waivers                                 4.28%        4.69%        4.85%        5.13%        4.91%
Portfolio turnover rate                           56%          72%         137%         118%         110%


See footnote summary on page 50.


37



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                   NATIONAL PORTFOLIO
                                            --------------------------------------------------------------
                                                                        CLASS C
                                            --------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of year            $10.94       $10.51       $10.45        $9.41       $11.05

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .47(b)       .50(b)       .51          .51          .50
Net realized and unrealized gain (loss)
  on investment transactions                     .18          .44          .06         1.04        (1.38)
Net increase (decrease) in net asset
  value from operations                          .65          .94          .57         1.55         (.88)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.47)        (.50)        (.51)        (.51)        (.50)
Distributions in excess of net
  investment income                             (.04)        (.01)          -0-          -0-        (.02)
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.24)
Total dividends and distributions               (.51)        (.51)        (.51)        (.51)        (.76)
Net asset value, end of year                  $11.08       $10.94       $10.51       $10.45        $9.41

TOTAL RETURN
Total investment return based on net
  asset value (c)                               6.06%        9.18%        5.62%       16.93%       (8.33)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $108,325      $89,792      $96,134     $108,068     $133,249
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.36%        1.39%        1.39%        1.41%        1.31%
  Expenses, before fee waivers                  1.82%        1.81%        1.80%        1.78%        1.79%
  Net investment income, net of
    fee waivers                                 4.28%        4.70%        4.85%        5.16%        4.89%
Portfolio turnover rate                           56%          72%         137%         118%         110%


See footnote summary on page 50.


38


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR


                                                               INSURED NATIONAL PORTFOLIO
                                            --------------------------------------------------------------
                                                                        CLASS A
                                            --------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of year            $10.49       $10.28       $10.07        $8.96       $10.76

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .44(b)       .50(b)       .51          .51          .53
Net realized and unrealized gain (loss)
  on investment transactions                     .28          .37          .22         1.13        (1.40)
Net increase (decrease) in net asset
  value from operations                          .72          .87          .73         1.64         (.87)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.44)        (.50)        (.52)        (.51)        (.53)
Distributions in excess of net
  investment income                             (.05)        (.02)          -0-        (.02)        (.01)
Distributions from net realized gains           (.20)        (.14)          -0-          -0-        (.39)
Total dividends and distributions               (.69)        (.66)        (.52)        (.53)        (.93)
Net asset value, end of year                  $10.52       $10.49       $10.28       $10.07        $8.96

TOTAL RETURN
Total investment return based on net
   asset value (c)                              7.15%        8.77%        7.43%       18.72%       (8.69)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $179,003     $170,631     $160,425     $165,548     $153,656
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.00%        1.02%        1.02%        1.01%         .66%
  Expenses, before fee waivers                  1.12%        1.15%        1.12%        1.12%        1.11%
  Net investment income, net of
    fee waivers                                 4.21%        4.85%        5.04%        5.37%        5.40%
Portfolio turnover rate                           27%          98%         157%         171%         149%


See footnote summary on page 50.


39



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                               INSURED NATIONAL PORTFOLIO
                                            --------------------------------------------------------------
                                                                        CLASS B
                                            --------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of year            $10.49       $10.28       $10.07        $8.96       $10.76

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .37(b)       .42(b)       .44          .45          .46
Net realized and unrealized gain (loss)
  on investment transactions                     .28          .38          .22         1.12        (1.40)
Net increase (decrease) in net asset
  value from operations                          .65          .80          .66         1.57         (.94)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.37)        (.42)        (.45)        (.45)        (.46)
Distributions in excess of net
  investment income                             (.05)        (.03)          -0-        (.01)        (.01)
Distributions from net realized gains           (.20)        (.14)          -0-          -0-        (.39)
Total dividends and distributions               (.62)        (.59)        (.45)        (.46)        (.86)
Net asset value, end of year                  $10.52       $10.49       $10.28       $10.07        $8.96

TOTAL RETURN
Total investment return based on
  net asset value (c)                           6.48%        8.07%        6.74%       17.91%       (9.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $48,751      $45,542      $52,156      $58,990      $51,439
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.71%        1.75%        1.73%        1.72%        1.37%
  Expenses, before fee waivers                  1.87%        1.86%        1.83%        1.83%        1.82%
  Net investment income, net of
    fee waivers                                 3.49%        4.12%        4.32%        4.65%        4.71%
Portfolio turnover rate                           27%          98%         157%         171%         149%


See footnote summary on page 50.


40



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                               INSURED NATIONAL PORTFOLIO
                                            --------------------------------------------------------------
                                                                        CLASS C
                                            --------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of year            $10.49       $10.28       $10.07        $8.96       $10.76

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .37(b)       .42(b)       .44          .45          .46
Net realized and unrealized gain (loss)
  on investment transactions                     .28          .38          .22         1.12        (1.40)
Net increase (decrease) in net asset
  value from operations                          .65          .80          .66         1.57         (.94)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.37)        (.42)        (.45)        (.45)        (.46)
Distributions in excess of net
  investment income                             (.05)        (.03)          -0-        (.01)        (.01)
Distributions from net realized gains           (.20)        (.14)          -0-          -0-        (.39)
Total dividends and distributions               (.62)        (.59)        (.45)        (.46)        (.86)
Net asset value, end of year                  $10.52       $10.49       $10.28       $10.07        $8.96

TOTAL RETURN
Total investment return based on net
  asset value (c)                               6.48%        8.07%        6.74%       17.91%       (9.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $21,992      $19,057      $22,763      $22,265      $24,112
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.70%        1.72%        1.72%        1.71%        1.36%
  Expenses, before fee waivers                  1.83%        1.84%        1.82%        1.82%        1.81%
  Net investment income, net of
    fee waivers                                 3.51%        4.15%        4.34%        4.69%        4.68%
Portfolio turnover rate                           27%          98%         157%         171%         149%


See footnote summary on page 50.


41



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                   NEW YORK PORTFOLIO
                                            --------------------------------------------------------------
                                                                        CLASS A
                                            --------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of year            $10.10        $9.66        $9.62        $8.72       $10.17

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .51(b)       .53(b)       .55          .55          .55
Net realized and unrealized gain (loss)
  on investment transactions                     .21          .46          .04          .90        (1.40)
Net increase (decrease) in net asset
  value from operations                          .72          .99          .59         1.45         (.85)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.51)        (.54)        (.55)        (.55)        (.55)
Distributions in excess of net
  investment income                             (.02)        (.01)          -0-          -0-        (.01)
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.04)
Total dividends and distributions               (.53)        (.55)        (.55)        (.55)        (.60)
Net asset value, end of year                  $10.29       $10.10        $9.66        $9.62        $8.72

TOTAL RETURN
Total investment return based on net
  asset value (c)                               7.31%       10.52%        6.30%       17.10%       (8.76)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $207,031     $181,745     $179,452     $183,987     $182,170
Ratios to average net assets of:
  Expenses, net of fee waivers                   .61%         .65%         .64%         .75%         .66%
  Expenses, before fee waivers                  1.08%        1.12%        1.11%        1.12%        1.11%
  Net investment income, net of
    fee waivers                                 5.04%        5.45%        5.66%        5.93%        5.75%
Portfolio turnover rate                           18%          34%          64%          69%          69%


See footnote summary on page 50.


42



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                   NEW YORK PORTFOLIO
                                            --------------------------------------------------------------
                                                                        CLASS B
                                            --------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of year            $10.10        $9.66        $9.62        $8.72       $10.17

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .44(b)       .46(b)       .48          .48          .48
Net realized and unrealized gain (loss)
  on investment transactions                     .21          .46          .04          .90        (1.41)
Net increase (decrease) in net asset
  value from operations                          .65          .92          .52         1.38         (.93)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.44)        (.47)        (.48)        (.48)        (.47)
Distributions in excess of net
  investment income                             (.02)        (.01)          -0-          -0-        (.01)
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.04)
Total dividends and distributions               (.46)        (.48)        (.48)        (.48)        (.52)
Net asset value, end of year                  $10.29       $10.10        $9.66        $9.62        $8.72

TOTAL RETURN
Total investment return based on net
  asset value (c)                               6.57%        9.72%        5.52%       16.19%       (9.44)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $114,739      $96,119      $96,959      $94,400      $81,941
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.32%        1.35%        1.35%        1.45%        1.36%
  Expenses, before fee waivers                  1.80%        1.84%        1.82%        1.83%        1.82%
  Net investment income, net of
    fee waivers                                 4.34%        4.75%        4.95%        5.21%        5.05%
Portfolio turnover rate                           18%          34%          64%          69%          69%


See footnote summary on page 50.


43



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                   NEW YORK PORTFOLIO
                                            --------------------------------------------------------------
                                                                        CLASS C
                                            --------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of year            $10.10        $9.66        $9.62        $8.72       $10.17

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .44(b)       .46(b)       .48          .48          .48
Net realized and unrealized gain (loss)
  on investment transactions                     .21          .46          .04          .90        (1.41)
Net increase (decrease) in net asset
  value from operations                          .65          .92          .52         1.38         (.93)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.44)        (.47)        (.48)        (.48)        (.47)
Distributions in excess of net
  investment income                             (.02)        (.01)          -0-          -0-        (.01)
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.04)
Total dividends and distributions               (.46)        (.48)        (.48)        (.48)        (.52)
Net asset value, end of year                  $10.29       $10.10        $9.66        $9.62        $8.72

TOTAL RETURN
Total investment return based on net
  asset value (c)                               6.57%        9.72%        5.52%       16.19%       (9.44)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $44,736      $38,890      $34,562      $32,259      $34,646
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.31%        1.35%        1.34%        1.44%        1.36%
  Expenses, before fee waivers                  1.82%        1.82%        1.81%        1.82%        1.81%
  Net investment income, net of
    fee waivers                                 4.33%        4.75%        4.95%        5.24%        5.03%
Portfolio turnover rate                           18%          34%          64%          69%          69%


See footnote summary on page 50.


44



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                 CALIFORNIA PORTFOLIO
                                            --------------------------------------------------------------
                                                                        CLASS A
                                            --------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of year            $11.04       $10.59       $10.45        $9.43       $10.90

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .56(b)       .58(b)       .58          .59          .59
Net realized and unrealized gain (loss)
  on investment transactions                     .32          .45          .14         1.02        (1.41)
Net increase (decrease) in net asset
  value from operations                          .88         1.03          .72         1.61         (.82)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.56)        (.58)        (.58)        (.59)        (.59)
Distributions in excess of net
  investment income                             (.02)          -0-          -0-          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.06)
Total dividends and distributions               (.58)        (.58)        (.58)        (.59)        (.65)
Net asset value, end of year                  $11.34       $11.04       $10.59       $10.45        $9.43

TOTAL RETURN
Total investment return based on net
  asset value (c)                               8.20%       10.07%        7.15%       17.55%       (7.73)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $550,626     $470,444     $460,444     $478,535     $470,308
Ratios to average net assets of:
  Expenses, net of fee waivers                   .72%         .78%         .77%         .74%         .64%
  Expenses, before fee waivers                  1.04%        1.05%        1.05%        1.04%        1.05%
  Net investment income, net of
    fee waivers                                 4.99%        5.43%        5.57%        5.90%        5.78%
Portfolio turnover rate                           22%          20%          49%          39%          45%


See footnote summary on page 50.

45


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                 CALIFORNIA PORTFOLIO
                                            --------------------------------------------------------------
                                                                        CLASS B
                                            --------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of year            $11.04       $10.59       $10.45        $9.43       $10.90

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .48(b)       .51(b)       .51          .51          .52
Net realized and unrealized gain (loss)
  on investment transactions                     .33          .45          .14         1.02        (1.41)
Net increase (decrease) in net asset
  value from operations                          .81          .96          .65         1.53         (.89)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.48)        (.51)        (.51)        (.51)        (.52)
Distributions in excess of net
  investment income                             (.03)          -0-          -0-          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.06)
Total dividends and distributions               (.51)        (.51)        (.51)        (.51)        (.58)
Net asset value, end of year                  $11.34       $11.04       $10.59       $10.45        $9.43

TOTAL RETURN
Total investment return based on net
  asset value (c)                               7.46%        9.29%        6.37%       16.64%       (8.43)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $207,751     $166,672     $164,895     $166,759     $160,879
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.43%        1.48%        1.47%        1.45%        1.35%
  Expenses, before fee waivers                  1.75%        1.76%        1.75%        1.75%        1.75%
  Net investment income, net of
    fee waivers                                 4.30%        4.72%        4.87%        5.19%        5.07%
Portfolio turnover rate                           22%          20%          49%          39%          45%


See footnote summary on page 50.


46



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                 CALIFORNIA PORTFOLIO
                                            --------------------------------------------------------------
                                                                        CLASS C
                                            --------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  ----------  -----------  -----------
Net asset value, beginning of year            $11.04       $10.59       $10.45        $9.43       $10.90

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .48(b)       .51(b)       .51          .51          .52
Net realized and unrealized gain (loss)
  on investment transactions                     .32          .45          .14         1.02        (1.41)
Net increase (decrease) in net asset
  value from operations                          .80          .96          .65         1.53         (.89)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.48)        (.51)        (.51)        (.51)        (.52)
Distributions in excess of net
  investment income                             (.03)          -0-          -0-          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.06)
Total dividends and distributions               (.51)        (.51)        (.51)        (.51)        (.58)
Net asset value, end of year                  $11.33       $11.04       $10.59       $10.45        $9.43

TOTAL RETURN
Total investment return based on net
  asset value (c)                               7.36%        9.29%        6.38%       16.64%       (8.43)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $124,115      $90,742      $90,917      $87,793     $103,622
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.42%        1.48%        1.47%        1.44%        1.34%
  Expenses, before fee waivers                  1.76%        1.74%        1.75%        1.74%        1.75%
  Net investment income, net of
    fee waivers                                 4.29%        4.73%        4.87%        5.22%        5.06%
Portfolio turnover rate                           22%          20%          49%          39%          45%


See footnote summary on page 50.


47



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                             INSURED CALIFORNIA PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  ----------  ------------  -----------
Net asset value, beginning of year            $13.89       $13.39       $13.32       $11.79       $14.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .64(b)       .69(b)       .69          .68(a)       .69(a)
Net realized and unrealized gain (loss)
  on investment transactions                     .39          .50          .06         1.54        (1.99)
Net increase (decrease) in net asset
  value from operations                         1.03         1.19          .75         2.22        (1.30)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.64)        (.68)        (.68)        (.68)        (.69)
Distributions in excess of net
  investment income                             (.03)        (.01)          -0-        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.47)
Total dividends and distributions               (.67)        (.69)        (.68)        (.69)       (1.16)
Net asset value, end of year                  $14.25       $13.89       $13.39       $13.32       $11.79

TOTAL RETURN
Total investment return based on net
  asset value (c)                               7.60%        9.18%        5.79%       19.29%       (9.73)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $113,102     $103,647     $101,542     $103,940      $94,857
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.05%        1.11%        1.08%        1.04%         .82%
  Expenses, before fee waivers                  1.05%        1.11%        1.08%        1.09%        1.08%
  Net investment income, net of
    fee waivers                                 4.52%        5.09%        5.19%        5.34%        5.29%
Portfolio turnover rate                            0%          35%         118%         103%         100%


See footnote summary on page 50.


48



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                             INSURED CALIFORNIA PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS B
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  ----------  ------------  -----------
Net asset value, beginning of year            $13.89       $13.39       $13.32       $11.79       $14.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .54(b)       .59(b)       .60          .58(a)       .60(a)
Net realized and unrealized gain (loss)
  on investment transactions                     .39          .50          .05         1.54        (2.00)
Net increase (decrease) in net asset
  value from operations                          .93         1.09          .65         2.12        (1.40)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.54)        (.59)        (.58)        (.58)        (.59)
Distributions in excess of net
  investment income                             (.03)          -0-          -0-        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.47)
Total dividends and distributions               (.57)        (.59)        (.58)        (.59)       (1.06)
Net asset value, end of year                  $14.25       $13.89       $13.39       $13.32       $11.79

TOTAL RETURN
Total investment return based on
  net asset value (c)                           6.84%        8.37%        4.99%       18.35%      (10.43)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $29,957      $27,976      $26,696      $27,816      $24,591
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.76%        1.81%        1.79%        1.74%        1.53%
  Expenses, before fee waivers                  1.76%        1.81%        1.79%        1.80%        1.78%
  Net investment income, net of fee waivers     3.82%        4.39%        4.49%        4.61%        4.60%
Portfolio turnover rate                            0%          35%         118%         103%         100%


See footnote summary on page 50.


49



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                             INSURED CALIFORNIA PORTFOLIO
                                            ---------------------------------------------------------------
                                                                        CLASS C
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  ----------  ------------  -----------
Net asset value, beginning of year            $13.89       $13.39       $13.32       $11.79       $14.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .54(b)       .59(b)       .60          .58(a)       .60(a)
Net realized and unrealized gain (loss)
  on investment transactions                     .39          .50          .05         1.54        (2.00)
Net increase (decrease) in net asset
  value from operations                          .93         1.09          .65         2.12        (1.40)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.54)        (.59)        (.58)        (.58)        (.59)
Distributions in excess of net
  investment income                             (.03)          -0-          -0-        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.47)
Total dividends and distributions               (.57)        (.59)        (.58)        (.59)       (1.06)
Net asset value, end of year                  $14.25       $13.89       $13.39       $13.32       $11.79

TOTAL RETURN
Total investment return based on
  net asset value (c)                           6.84%        8.37%        4.99%       18.35%      (10.43)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $16,013      $13,436      $12,826      $14,323      $12,472
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.75%        1.81%        1.78%        1.74%        1.52%
  Expenses, before fee waivers                  1.75%        1.81%        1.78%        1.79%        1.77%
  Net investment income, net of
    fee waivers                                 3.82%        4.39%        4.49%        4.64%        4.59%
Portfolio turnover rate                            0%          35%         118%         103%         100%


(a)  Net of fees voluntarily waived by the Adviser.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return.


50



REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS ALLIANCE MUNICIPAL INCOME FUND, INC.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund, Inc. (comprising, respectively, the National, Insured National, New York, California, and Insured California Portfolios) as of October 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund, Inc. at October 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


New York, New York
December 14, 1998



FEDERAL TAX INFORMATION (UNAUDITED)
_______________________________________________________________________________

In accordance with Federal tax law, the following table represents each portfolio's designation of "exempt-interest dividends" and long-term capital gain distributions paid during the fiscal year ended October 31, 1998. As required by Federal tax law, shareholders will receive notification of their portion of each portfolio's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 1998 calendar year on Form 1099-DIV which will be mailed by January 31, 1999.

                                EXEMPT-INTEREST      LONG-TERM CAPITAL
PORTFOLIO                          DIVIDENDS        GAIN DISTRIBUTIONS
------------------              ---------------     ------------------
National                          $28,938,322          $       -0-
Insured National                    9,003,630           3,016,313
New York                           15,986,263                  -0-
California                         37,935,062                  -0-
Insured California                  6,480,942                  -0-


51



                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
SUSAN P. KEENAN, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
DAVID M. DOWDEN, VICE PRESIDENT
TERRANCE HULTS, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672


(1)  Member of the Audit Committee.


52



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


53



ALLIANCE MUNICIPAL INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MUNIAR